                                                                     GATEWAY
                                                                       FUND

                                                                   -------------
                                                                   ANNUAL REPORT
                                                                        2000

            THE
          GATEWAY
           TRUST
   --------------------
      P. O. BOX 5211
 CINCINNATI, OH  45201-5211
       800.354.6339

--------------------------------------------------------------------------------
                                  GATEWAY FUND
                        TOTAL RETURNS - DECEMBER 31, 2000
--------------------------------------------------------------------------------


                                                         AVERAGE ANNUAL TOTAL RETURN
                                              --------------------------------------------------

                                              One     Three     Five      Ten    Since Inception   Price
                                              Year    Years     Years    Years     on 12/7/77    Per Share
                                              ----    -----     -----    -----     ----------    ---------

GATEWAY FUND                                  6.61%   10.58%     10.92%    10.10%     10.44%        $22.92

Salomon Broad Investment-Grade
   Medium-Term (1-10) Index                  10.59     6.41       6.43      7.58

S&P 500 Index                                (9.10)   12.26      18.32     17.44


                                                            CUMULATIVE TOTAL RETURN
                                              --------------------------------------------------

                                               One    Three     Five        Ten   Since Inception
                                               Year   Years     Years      Years     on 12/7/77
                                               ----   -----     -----      -----     ----------

Gateway Fund                                  6.61%   35.20%     67.89%   161.78%     888.05%

Salomon Broad Investment-Grade
   Medium-Term (1-10) Index                  10.59    20.49      36.58    107.55

S&P 500 Index                                (9.10)   41.46     131.92    399.07




   Data sources throughout this report: Gateway Investment Advisers, L.P. and
                                   TowersData

    Performance data throughout this report represents past performance. The average annual total return figures assume the reinvestment of distributions. Your investment return and principal value of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost.

      This report must be preceded or accompanied by a current prospectus.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                  GATEWAY FUND
                                CHAIRMAN'S LETTER
--------------------------------------------------------------------------------


Dear Shareholder:

The wisdom of hedged equity management was ratified in 2000. While broad-based stock portfolios generally declined in value, the ability of Gateway's hedging strategy to generate offsetting cash flow was enhanced. Prudent hedging of Gateway's equity portfolio led to worthwhile gains in 2000.

Portfolio manager Patrick Rogers, along with his seasoned team of investment professionals, successfully weathered the new millennium's financial storms. The risk-reducing and profit-producing hedging techniques employed are richly detailed in his report on the following pages. They are worthy of your attention.

Your Fund continued to grow dramatically in 2000. From December 31, 1999, to December 31, 2000, net assets grew from approximately $922 million to approximately $1.5 billion. A larger asset base leads to more efficient trading, more market power and, ultimately, better investment results.

We are pleased to report that the Fund's website, www.gatewayfund.com, has experienced a dramatic increase in usage since it was introduced in June. We invite all of our shareholders and financial professionals to visit the site for general information on the Fund's progress.

Your Fund was created in 1977 to continuously exploit the cash flows that can be derived from the prudent use of hedging techniques. While uncertainty and volatility may unnerve traditional equity investors, it is the raw material that creates these cash flows. With uncertainty in plentiful supply, we look forward to 2001 with enthusiasm.

Cordially,

/s/ Walter G. Sall

Walter G. Sall
Chairman



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                  GATEWAY FUND
                           PORTFOLIO MANAGER'S REPORT
--------------------------------------------------------------------------------

Despite the most difficult market conditions since the Fund's inception in 1977, the Gateway Fund was able to produce a positive rate of return of 6.61% in the year 2000. This marks thirteen consecutive years of delivering positive returns for the Fund. Hedging transactions generated approximately 16% net positive cash flow, which more than offset the decline in the Fund's underlying S&P 500 stocks. As a result, on December 29, the Gateway Fund declared a long-term capital gain distribution of $2.2368 and an income dividend of $0.0779.

Against the backdrop of deteriorating investment fundamentals, the S&P 500 Index registered its worst year since the politically unstable early 1970s. In the year 2000, the S&P 500 Index followed its only positive quarter with three consecutive negative quarters to finish the year with a negative total return of 9.10%. The last time the market experienced such a continuous decline was in the 1973/1974 market. The NASDAQ clearly suffered the most, losing an amazing 39.29%, its worst year since performance was charted beginning in 1971.

Due to expectations of future interest rate cuts and favorable supply-demand created by the reality of a massive U.S. government surplus, the fixed-income market rebounded from one of its worst years in 1999. For the year 2000, the Salomon Broad Investment-Grade Medium-Term (1-10 years) Index produced a total return of 10.59%.

------------------------------------------------------------------------------
                            QUARTERLY PERFORMANCE - 2000
------------------------------------------------------------------------------
                                                               SALOMON BROAD
                           GATEWAY                            INVESTMENT-GRADE
                            FUND             S&P 500            MEDIUM-TERM
                           (GATEX)            INDEX            (1-10) INDEX
------------------------------------------------------------------------------
1st quarter                  3.34%             2.29%                  1.45%
------------------------------------------------------------------------------
2nd quarter                  2.86%            (2.66%)                 1.94%
------------------------------------------------------------------------------
3rd quarter                  2.31%            (0.97%)                 3.06%
------------------------------------------------------------------------------
4th quarter                 (1.96%)           (7.82%)                 3.77%
------------------------------------------------------------------------------
2000 Total                   6.61%            (9.10)%                10.59%
------------------------------------------------------------------------------


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                  GATEWAY FUND
                           PORTFOLIO MANAGER'S REPORT
--------------------------------------------------------------------------------


                               FIRST QUARTER 2000

Despite sharp volatility, the Gateway Fund delivered gains in each month of the quarter. Hedging transactions delivered more than enough cash flow to offset sharp market declines in January and February, and were sufficient to energize results for a strong March. The Fund delivered a total return of 3.34% for the quarter while the S&P 500 Index produced a total return of 2.29%.

Continued exceptional economic performance motivated the Federal Reserve Board to raise interest rates by another 0.25% at their March meeting. Ironically, long-term U.S. Treasury bond investors, aided by net Treasury refundings, regarded this news favorably and bid up the price of these securities. Consequently, the yield curve became even more steeply inverted. For the quarter, the Salomon Broad Investment-Grade Medium-Term (1-10) Index produced a total return of 1.45%. We have adopted the Salomon Broad Investment-Grade Medium-Term (1-10) Index as a risk equivalent standard of comparison for the Gateway Fund. The Index features a blend of U.S. Treasury, government sponsored mortgage, and corporate securities limited to a maturity of no more than ten years. The average maturity of this Index is 4-6 years, with a duration toward the low end of the maturity range. Over the last ten years, this Index has exhibited a standard deviation of returns of 3.58% annualized which is very close to the Gateway Fund's actual standard deviation of returns of 4.06%.

                               SECOND QUARTER 2000

At the end of the second quarter, the financial markets correctly anticipated the Fed's decision not to drive interest rates higher at its June 28 meeting. Both the Fed and the financial markets recognized the signs of a strong but slowing economy. With little evidence of inflation, stocks and bonds advanced modestly in June. However, this slight recovery in the equity market was not nearly enough to overcome the sharp declines posted in April and May. For the quarter, the S&P 500 Index and the Salomon Broad Investment-Grade Medium-Term (1-10) Index, delivered returns of -2.66% and 1.94%, respectively.

The volatility reflected in stocks this quarter allowed Gateway to deliver superior returns. Excellent option cash flows turned losses into gains in April and May, and delivered a positive return in June. Consistent with the Fund's long-term objective of steady returns with limited risk, the Fund delivered a total return of 2.86% for the quarter, well above both the stock market and, more importantly for our risk-averse investors, the bond market.



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                  GATEWAY FUND
                           PORTFOLIO MANAGER'S REPORT
--------------------------------------------------------------------------------


                               THIRD QUARTER 2000

The third quarter as a whole was very volatile. Investors sold stocks in July on fears of higher interest rates, bought stocks in August in expectation of interest rates stabilizing, and sold stocks rather violently again in September in response to surging oil prices and warnings of weak corporate earnings. Despite a negative quarter of 0.97% for the S&P 500 Index, the Gateway Fund delivered a positive total return of 2.31%. The bond market continued to respond to Fed quiescence and managed a gain of 3.06%.

                               FOURTH QUARTER 2000

The stock market severely tested the merits of hedging in the fourth quarter. Seasonal tax-motivated selling combined with weakening fundamentals and an uncertain presidential election pushed the S&P 500 Index down 7.82%. Economic growth slowed markedly in December. Many corporations issued warnings about expected sales and earnings. New announcements of layoffs cast a cloud over an otherwise favorable employment environment. Most notably, the Fed did not respond to deteriorating economic conditions as it allowed no change in the discount rate. The weakening economic environment was a favorable sign to bond investors. The Salomon Broad Investment-Grade Medium-Term (1-10) Index produced a total return of 3.77% for the fourth quarter.

Gateway's hedging transactions reduced the Fund's fourth quarter decline to a modest 1.96%, only the third negative quarter in the past forty quarters (ten years). Due to the pronounced decline in the equity market at year-end and the corresponding increase in the cost of protecting the portfolio with index put options, we reduced the level of put protection to 75%. Once the markets stabilize and put prices decline, we expect to increase this level of hedging back to 100%.

                                OUTLOOK FOR 2001

Due to the pronounced volatility at the tail end of 2000, near-term, at-the-money calls have premiums to earn approximating 25% annualized. Put options, roughly 8% out-of-the-money, cost 10% annualized on a fully hedged portfolio. This spread, call premiums less put costs, is historically quite attractive.

On behalf of all of the investment professionals at Gateway, we appreciate your support and confidence in us.

/s/ Patrick Rogers, CFA

Patrick Rogers, CFA
Portfolio Manager


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                  GATEWAY FUND
                           PORTFOLIO MANAGER'S REPORT
--------------------------------------------------------------------------------

                     GROWTH OF A $10,000 INVESTMENT [Graph]
                       January 1, 1991 - December 31, 2000

-------------------------------------------------------------------
GATEWAY FUND       SALOMON BROAD                 S&P 500 INDEX
                   INVESTMENT-GRADE
                   MEDIUM-TERM (1-10) INDEX
-------------------------------------------------------------------
        $10,000.00                 $10,000.00           $10,000.00
-------------------------------------------------------------------
        $10,373.90                 $10,117.00           $10,434.00
-------------------------------------------------------------------
        $10,535.19                 $10,180.74           $11,178.99
-------------------------------------------------------------------
        $10,637.38                 $10,256.07           $11,449.74
-------------------------------------------------------------------
        $10,666.85                 $10,371.97           $11,476.88
-------------------------------------------------------------------
        $10,873.11                 $10,444.57           $11,970.38
-------------------------------------------------------------------
        $10,814.25                 $10,459.19           $11,422.02
-------------------------------------------------------------------
        $11,028.91                 $10,601.44           $11,954.40
-------------------------------------------------------------------
        $11,221.36                 $10,795.45           $12,236.53
-------------------------------------------------------------------
        $11,287.56                 $10,994.08           $12,031.81
-------------------------------------------------------------------
        $11,451.23                 $11,131.51           $12,193.52
-------------------------------------------------------------------
        $11,295.50                 $11,242.82           $11,703.34
-------------------------------------------------------------------
        $11,778.94                 $11,504.78           $13,039.86
-------------------------------------------------------------------
        $11,755.74                 $11,396.64           $12,796.92
-------------------------------------------------------------------
        $11,887.17                 $11,466.16           $12,962.01
-------------------------------------------------------------------
        $11,832.49                 $11,418.00           $12,710.54
-------------------------------------------------------------------
        $12,026.54                 $11,525.33           $13,082.96
-------------------------------------------------------------------
        $12,065.39                 $11,712.04           $13,147.33
-------------------------------------------------------------------
        $12,049.70                 $11,876.01           $12,951.70
-------------------------------------------------------------------
        $12,220.81                 $12,054.15           $13,480.13
-------------------------------------------------------------------
        $12,220.81                 $12,197.59           $13,205.13
-------------------------------------------------------------------
        $12,213.48                 $12,336.64           $13,360.29
-------------------------------------------------------------------
        $12,291.64                 $12,198.47           $13,405.72
-------------------------------------------------------------------
        $12,472.33                 $12,185.05           $13,861.51
-------------------------------------------------------------------
        $12,385.02                 $12,342.24           $14,031.59
-------------------------------------------------------------------
        $12,521.26                 $12,561.93           $14,148.90
-------------------------------------------------------------------
        $12,617.67                 $12,723.98           $14,341.75
-------------------------------------------------------------------
        $12,577.80                 $12,783.78           $14,644.36
-------------------------------------------------------------------
        $12,601.82                 $12,884.78           $14,290.40
-------------------------------------------------------------------
        $12,730.11                 $12,884.78           $14,671.96
-------------------------------------------------------------------
        $12,802.29                 $13,060.01           $14,714.95
-------------------------------------------------------------------
        $12,874.75                 $13,101.80           $14,655.79
-------------------------------------------------------------------
        $13,052.04                 $13,251.16           $15,211.83
-------------------------------------------------------------------
        $12,995.65                 $13,293.57           $15,095.16
-------------------------------------------------------------------
        $13,117.03                 $13,325.47           $15,407.48
-------------------------------------------------------------------
        $13,165.56                 $13,272.17           $15,260.64
-------------------------------------------------------------------
        $13,302.49                 $13,349.15           $15,445.14
-------------------------------------------------------------------
        $13,529.09                 $13,491.98           $15,970.28
-------------------------------------------------------------------
        $13,403.20                 $13,342.22           $15,537.48
-------------------------------------------------------------------
        $12,958.38                 $13,078.05           $14,861.60
-------------------------------------------------------------------
        $13,076.42                 $12,993.04           $15,052.13
-------------------------------------------------------------------
        $13,337.78                 $13,017.73           $15,297.48
-------------------------------------------------------------------
        $13,135.43                 $13,008.61           $14,922.54
-------------------------------------------------------------------
        $13,508.07                 $13,212.85           $15,412.59
-------------------------------------------------------------------
        $13,728.26                 $13,249.84           $16,042.97
-------------------------------------------------------------------
        $13,736.73                 $13,109.40           $15,651.52
-------------------------------------------------------------------
        $13,966.39                 $13,108.08           $16,002.11
-------------------------------------------------------------------
        $13,728.23                 $13,050.41           $15,419.32
-------------------------------------------------------------------
        $14,042.94                 $13,123.49           $15,647.99
-------------------------------------------------------------------
        $14,278.80                 $13,375.46           $16,053.74
-------------------------------------------------------------------
        $14,487.45                 $13,669.72           $16,678.23
-------------------------------------------------------------------
        $14,632.60                 $13,740.81           $17,170.40
-------------------------------------------------------------------
        $14,751.04                 $13,913.94           $17,675.21
-------------------------------------------------------------------
        $14,851.35                 $14,346.66           $18,380.45
-------------------------------------------------------------------
        $14,906.30                 $14,435.61           $18,807.43
-------------------------------------------------------------------
        $14,997.81                 $14,448.60           $19,429.96
-------------------------------------------------------------------
        $15,071.01                 $14,577.20           $19,478.73
-------------------------------------------------------------------
        $15,235.74                 $14,686.53           $20,300.73
-------------------------------------------------------------------
        $15,281.69                 $14,842.20           $20,228.26
-------------------------------------------------------------------
        $15,493.03                 $15,033.67           $21,114.25
-------------------------------------------------------------------
        $15,593.27                 $15,199.04           $21,520.91
-------------------------------------------------------------------
        $15,796.14                 $15,328.23           $22,253.49
-------------------------------------------------------------------
        $15,740.85                 $15,173.41           $22,459.78
-------------------------------------------------------------------
        $15,860.80                 $15,102.10           $22,676.06
-------------------------------------------------------------------
        $16,064.29                 $15,034.14           $23,010.31
-------------------------------------------------------------------
        $16,203.09                 $15,026.62           $23,601.67
-------------------------------------------------------------------
        $16,341.79                 $15,197.93           $23,691.60
-------------------------------------------------------------------
        $16,082.12                 $15,248.08           $22,644.90
-------------------------------------------------------------------
        $16,304.69                 $15,258.75           $23,122.48
-------------------------------------------------------------------
        $16,684.92                 $15,487.63           $24,421.97
-------------------------------------------------------------------
        $16,889.48                 $15,774.16           $25,095.52
-------------------------------------------------------------------
        $17,177.78                 $15,980.80           $26,990.24
-------------------------------------------------------------------
        $17,235.50                 $15,892.90           $26,455.56
-------------------------------------------------------------------
        $17,524.54                 $15,986.67           $28,106.39
-------------------------------------------------------------------
        $17,543.11                 $16,005.85           $28,328.43
-------------------------------------------------------------------
        $17,441.36                 $15,895.41           $27,166.96
-------------------------------------------------------------------
        $17,796.82                 $16,095.70           $28,786.11
-------------------------------------------------------------------
        $17,937.06                 $16,235.73           $30,536.31
-------------------------------------------------------------------
        $18,180.28                 $16,399.71           $31,904.33
-------------------------------------------------------------------
        $18,508.25                 $16,724.42           $34,440.73
-------------------------------------------------------------------
        $18,198.98                 $16,659.20           $32,511.36
-------------------------------------------------------------------
        $18,751.87                 $16,855.78           $34,289.73
-------------------------------------------------------------------
        $18,460.84                 $17,037.82           $33,143.08
-------------------------------------------------------------------
        $19,071.15                 $17,083.82           $34,677.27
-------------------------------------------------------------------
        $19,364.09                 $17,230.74           $35,272.68
-------------------------------------------------------------------
        $19,672.36                 $17,435.79           $35,660.68
-------------------------------------------------------------------
        $19,959.97                 $17,442.76           $38,232.53
-------------------------------------------------------------------
        $20,155.18                 $17,510.79           $40,190.42
-------------------------------------------------------------------
        $20,360.96                 $17,600.10           $40,594.74
-------------------------------------------------------------------
        $20,494.74                 $17,726.82           $39,896.91
-------------------------------------------------------------------
        $20,803.39                 $17,826.09           $41,517.52
-------------------------------------------------------------------
        $20,762.20                 $17,900.96           $41,077.44
-------------------------------------------------------------------
        $19,711.21                 $18,128.30           $35,145.86
-------------------------------------------------------------------
        $20,277.91                 $18,483.61           $37,397.30
-------------------------------------------------------------------
        $20,979.73                 $18,470.67           $40,439.20
-------------------------------------------------------------------
        $21,556.67                 $18,503.92           $42,890.22
-------------------------------------------------------------------
        $21,737.96                 $18,587.19           $45,361.55
-------------------------------------------------------------------
        $22,098.81                 $18,704.29           $47,258.57
-------------------------------------------------------------------
        $22,129.75                 $18,507.89           $45,789.77
-------------------------------------------------------------------
        $22,564.16                 $18,646.70           $47,621.82
-------------------------------------------------------------------
        $22,936.92                 $18,721.29           $49,466.22
-------------------------------------------------------------------
        $23,030.04                 $18,580.88           $48,298.32
-------------------------------------------------------------------
        $23,433.99                 $18,567.87           $50,978.88
-------------------------------------------------------------------
        $23,278.62                 $18,508.46           $49,388.33
-------------------------------------------------------------------
        $23,402.93                 $18,512.16           $49,141.39
-------------------------------------------------------------------
        $23,434.06                 $18,743.56           $47,794.43
-------------------------------------------------------------------
        $23,993.19                 $18,803.54           $50,818.86
-------------------------------------------------------------------
        $24,252.08                 $18,827.98           $51,852.01
-------------------------------------------------------------------
        $24,555.47                 $18,773.38           $54,906.09
-------------------------------------------------------------------
        $24,668.43                 $18,675.76           $52,149.80
-------------------------------------------------------------------
        $24,762.17                 $18,849.44           $51,164.17
-------------------------------------------------------------------
        $25,373.79                 $19,045.48           $56,168.03
-------------------------------------------------------------------
        $25,467.68                 $19,026.43           $54,477.37
-------------------------------------------------------------------
        $25,561.91                 $19,045.46           $53,360.58
-------------------------------------------------------------------
        $26,101.26                 $19,413.04           $54,678.59
-------------------------------------------------------------------
        $26,069.94                 $19,550.87           $53,825.60
-------------------------------------------------------------------
        $26,919.82                 $19,810.90           $57,168.17
-------------------------------------------------------------------
        $26,701.77                 $20,007.02           $54,149.70
-------------------------------------------------------------------
        $26,482.82                 $20,119.06           $53,922.27
-------------------------------------------------------------------
        $25,995.53                 $20,402.74           $49,673.19
-------------------------------------------------------------------
        $26,177.50                 $20,761.83           $49,916.59
-------------------------------------------------------------------

                -----------------------------------------------
                                  GATEWAY FUND
                          AVERAGE ANNUAL TOTAL RETURNS
                             AS OF DECEMBER 31, 2000
                -----------------------------------------------
                   One Year                      6.61%
                -----------------------------------------------
                   Five Years                   10.92%
                -----------------------------------------------
                   Ten Years                    10.10%
                -----------------------------------------------

    Performance data throughout this report represents past performance. The average annual total return figures assume the reinvestment of distributions. Your investment return and principal value of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                  GATEWAY FUND
                  PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2000
--------------------------------------------------------------------------------


                  Shares                                                                            Value (000's)
                  ------                                                                            -------------
                                     COMMON STOCKS - 96.4%
                                     CONSUMER DISCRETIONARY - 10.1%
                   7,700             American Greetings Corporation - Class A                             $    73
                  15,900             AutoZone, Inc. *                                                         453
                  34,900             Bed Bath & Beyond Inc. *                                                 781
                  25,600             Best Buy Co., Inc. *                                                     757
                  10,300             Black & Decker Corporation                                               404
                  32,800             BroadVision, Inc. *                                                      387
                  10,900             Brunswick Corporation                                                    179
                  71,700             Carnival Corporation                                                   2,209
                   7,300             Centex Corporation                                                       274
                  24,900             Circuit City Stores - Circuit City Group                                 286
                  71,700             Clear Channel Communications, Inc. *                                   3,473
                 110,900             Comcast Corporation - Class A *                                        4,630
                  13,800             Consolidated Stores Corporation *                                        147
                   8,900             Cooper Tire & Rubber Company                                              95
                  54,600             Costco Wholesale Corporation *                                         2,181
                  18,100             Dana Corporation                                                         277
                  14,200             Darden Restaurants, Inc.                                                 325
                  68,993             Delphi Automotive Systems Corporation                                    776
                  11,500             Dillard's, Inc. - Class A                                                136
                  40,325             Dollar General Corporation                                               761
                  10,800             Dow Jones & Company, Inc.                                                611
                  36,900             Eastman Kodak Company                                                  1,453
                  24,600             Federated Department Stores, Inc. *                                      861
                 221,613             Ford Motor Company                                                     5,194
                  18,900             Fortune Brands, Inc.                                                     567
                  32,400             Gannett Co., Inc.                                                      2,043
                 104,250             Gap, Inc.                                                              2,658
                  67,900             General Motors Corporation                                             3,459
                  19,300             Goodyear Tire & Rubber Company                                           444
                   9,000             Harcourt General, Inc.                                                   515
                  37,300             Harley-Davidson, Inc.                                                  1,483
                  14,300             Harrah's Entertainment, Inc. *                                           377
                  21,000             Hasbro, Inc.                                                             223
                  45,100             Hilton Hotels Corporation                                                473
                 283,550             Home Depot, Inc.                                                      12,955
                  37,800             Interpublic Group of Companies, Inc.                                   1,609
                  32,000             J. C. Penney Company, Inc.                                               348



                 See accompanying notes to financial statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                  GATEWAY FUND
                  PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2000
--------------------------------------------------------------------------------


                  Shares                                                                            Value (000's)
                  ------                                                                            -------------

                                     CONSUMER DISCRETIONARY (CONTINUED)
                  10,800             Johnson Controls, Inc.                                               $   562
                   5,300             Kaufman and Broad Home Corporation                                       179
                  60,000             Kmart Corporation *                                                      319
                   9,000             Knight-Ridder, Inc.                                                      512
                  40,600             Kohl's Corporation *                                                   2,477
                  23,800             Leggett & Platt, Incorporated                                            451
                  52,100             Limited, Inc.                                                            889
                   6,400             Liz Claiborne Inc.                                                       266
                  47,200             Lowe's Companies, Inc.                                                 2,100
                  29,300             Marriott International, Inc. - Class A                                 1,238
                  52,300             Mattel, Inc.                                                             755
                  36,700             May Department Stores Company                                          1,202
                   9,500             Maytag Corporation                                                       307
                 160,500             McDonald's Corporation                                                 5,457
                  23,700             McGraw-Hill Companies, Inc.                                            1,389
                   6,200             Meredith Corporation                                                     200
                  19,800             New York Times Company - Class A                                         793
                  32,800             Newell Rubbermaid Inc.                                                   746
                  33,100             NIKE, Inc. - Class B                                                   1,847
                  16,100             Nordstrom, Inc.                                                          293
                  37,000             Office Depot, Inc. *                                                     264
                  21,600             Omnicom Group Inc.                                                     1,790
                   4,900             Pulte Corporation                                                        207
                  22,600             RadioShack Corporation                                                   968
                   7,100             Reebok International Ltd. *                                              194
                  40,800             Sears, Roebuck and Co.                                                 1,418
                  19,600             Sherwin-Williams Company                                                 516
                   7,200             Snap-on Incorporated                                                     201
                  10,700             Stanley Works                                                            334
                  55,700             Staples, Inc. *                                                          658
                  22,700             Starbucks Corporation *                                                1,004
                  23,400             Starwood Hotels & Resorts Worldwide, Inc.                                825
                 109,800             Target Corporation                                                     3,541
                  17,900             Tiffany & Co.                                                            566
                 163,100             Time Warner Inc.                                                       8,520
                  34,500             TJX Companies, Inc.                                                      957
                  24,800             Toys R Us, Inc. *                                                        414
                  37,200             Tribune Company                                                        1,572


                 See accompanying notes to financial statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                  GATEWAY FUND
                  PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2000
--------------------------------------------------------------------------------


                  Shares                                                                            Value (000's)
                  ------                                                                            -------------
                                     CONSUMER DISCRETIONARY (CONTINUED)
                  17,900             Tricon Global Restaurants, Inc. *                                   $    591
                  15,500             TRW Inc.                                                                 601
                   7,100             Tupperware Corporation                                                   145
                  14,000             VF Corporation                                                           507
                 185,341             Viacom Inc. - Class B *                                                8,665
                  16,309             Visteon Corp.                                                            188
                  46,320             Vivendi Universal SA - ADR                                             3,025
                 546,900             Wal-Mart Stores, Inc.                                                 29,054
                 246,400             Walt Disney Company                                                    7,130
                  14,000             Wendy's International, Inc.                                              367
                   8,200             Whirlpool Corporation                                                    391
                                                                                                        ---------
                                                                                                          150,472
                                                                                                        ---------

                                     CONSUMER STAPLES - 7.8%
                   4,300             Adolph Coors Company - Class B                                           345
                   6,900             Alberto-Culver Company - Class B                                         295
                  51,600             Albertson's, Inc.                                                      1,367
                 108,100             Anheuser-Busch Companies                                               4,919
                  77,977             Archer-Daniels-Midland Company                                         1,170
                  29,200             Avon Products, Inc.                                                    1,398
                   8,400             Brown-Forman Corporation - Class B                                       559
                  51,600             Campbell Soup Company                                                  1,787
                  28,700             Clorox Company                                                         1,019
                 304,100             Coca-Cola Company                                                     18,531
                  51,200             Coca-Cola Enterprises Inc.                                               973
                  69,400             Colgate-Palmolive Company                                              4,480
                  65,300             ConAgra Foods, Inc.                                                    1,698
                  48,000             CVS Corporation                                                        2,877
                  34,600             General Mills, Inc.                                                    1,542
                 129,000             Gillette Company                                                       4,660
                  42,500             H. J. Heinz Company                                                    2,016
                  16,900             Hershey Foods Corporation                                              1,088
                  49,600             Kellogg Company                                                        1,302
                  65,300             Kimberly-Clark Corporation                                             4,616
                 101,000             Kroger Co. *                                                           2,733
                   4,400             Longs Drug Stores Corporation                                            106
                 177,600             PepsiCo, Inc.                                                          8,802
                 270,800             Philip Morris Companies Inc.                                          11,915


                 See accompanying notes to financial statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                  GATEWAY FUND
                  PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2000
--------------------------------------------------------------------------------


                  Shares                                                                            Value (000's)
                  ------                                                                            -------------
                                     CONSUMER STAPLES (CONTINUED)
                 160,000             Procter & Gamble Company                                           $  12,550
                  16,400             Quaker Oats Company                                                    1,597
                  37,400             Ralston - Ralston Purina Company                                         977
                  61,500             Safeway Inc. *                                                         3,844
                 102,300             Sara Lee Corporation                                                   2,513
                  16,300             Supervalu, Inc.                                                          226
                  81,600             SYSCO Corporation                                                      2,448
                  69,700             Unilever NV - ADR                                                      4,387
                  19,800             UST Inc.                                                                 556
                 122,300             Walgreen Co.                                                           5,114
                  17,200             Winn-Dixie Stores, Inc.                                                  333
                  14,000             Wm. Wrigley Jr. Company                                                1,341
                                                                                                        ---------
                                                                                                          116,084
                                                                                                        ---------

                                     ENERGY - 6.6%
                  13,700             Allegheny Energy, Inc.                                                   660
                  11,100             Amerada Hess Corporation                                                 811
                  30,747             Anadarko Petroleum Corporation                                         2,185
                  15,400             Apache Corporation                                                     1,079
                   8,600             Ashland Inc.                                                             309
                  40,600             Baker Hughes Incorporated                                              1,687
                  26,400             Burlington Resources Inc.                                              1,333
                  78,900             Chevron Corporation                                                    6,662
                  26,400             Coastal Corporation                                                    2,331
                  76,700             Conoco Inc. - Class B                                                  2,219
                  16,000             Devon Energy Corporation                                                 976
                  39,600             Dynegy Inc. - Class A                                                  2,220
                  14,300             EOG Resources, Inc.                                                      782
                 426,116             Exxon Mobil Corporation                                               37,045
                  54,000             Halliburton Company                                                    1,958
                  11,600             Kerr-McGee Corporation                                                   776
                  14,000             Kinder Morgan, Inc.                                                      731
                  17,900             Nabors Industries, Inc. *                                              1,059
                  24,854             NiSource Inc.                                                            764
                  45,100             Occidental Petroleum Corporation                                       1,094
                  31,400             Phillips Petroleum Company                                             1,786
                  11,800             Rowan Companies, Inc. *                                                  319
                 263,000             Royal Dutch Petroleum Company - ADR                                   15,928


                 See accompanying notes to financial statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                  GATEWAY FUND
                  PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2000
--------------------------------------------------------------------------------


                  Shares                                                                            Value (000's)
                  ------                                                                            -------------
                                     ENERGY (CONTINUED)
                  69,800             Schlumberger Limited                                               $   5,580
                  10,700             Sunoco, Inc.                                                             360
                  67,500             Texaco Inc.                                                            4,193
                  17,700             Tosco Corporation                                                        601
                  25,980             Transocean Sedco Forex Inc.                                            1,195
                  29,700             Unocal Corporation                                                     1,149
                  38,100             USX - Marathon Group                                                   1,057
                                                                                                        ---------
                                                                                                           98,849
                                                                                                        ---------

                                     FINANCIALS - 16.7%
                  32,600             AFLAC Incorporated                                                     2,353
                  89,500             Allstate Corporation                                                   3,899
                  13,000             Ambac Financial Group, Inc.                                              758
                 163,200             American Express Company                                               8,966
                  30,900             American General Corporation                                           2,518
                 285,380             American International Group, Inc.                                    28,128
                  46,200             AmSouth Bancorporation                                                   704
                  31,500             Aon Corporation                                                        1,079
                 199,653             Bank of America Corporation                                            9,159
                  90,800             Bank of New York Company, Inc.                                         5,011
                 142,030             Bank One Corporation                                                   5,202
                  48,600             BB&T Corporation                                                       1,813
                  13,150             Bear Stearns Companies Inc.                                              667
                  23,800             Capital One Financial Corporation                                      1,566
                 169,600             Charles Schwab Corporation                                             4,812
                  25,600             Charter One Financial, Inc.                                              739
                 161,050             Chase Manhattan Bancorp                                                7,318
                  21,300             Chubb Corporation                                                      1,842
                  19,600             Cincinnati Financial Corporation                                         775
                  32,200             CIT Group, Inc. - Class A                                                648
                 616,365             Citigroup Inc.                                                        31,473
                  19,200             Comerica Incorporated                                                  1,140
                  39,800             Conseco, Inc.                                                            525
                  14,000             Countrywide Credit Industries, Inc.                                      703
                 118,900             Fannie Mae                                                            10,315
                  56,700             Fifth Third Bancorp                                                    3,388
                 119,800             First Union Corporation                                                3,332
                 116,491             Firstar Corporation                                                    2,708


                 See accompanying notes to financial statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                  GATEWAY FUND
                  PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2000
--------------------------------------------------------------------------------


                  Shares                                                                            Value (000's)
                  ------                                                                            -------------
                                     FINANCIALS (CONTINUED)
                 111,119             FleetBoston Financial                                              $   4,174
                  29,900             Franklin Resources, Inc.                                               1,139
                  82,200             Freddie Mac                                                            5,662
                  19,400             Golden West Financial Corporation                                      1,310
                  27,600             Hartford Financial Services Group, Inc.                                1,949
                  57,900             Household International, Inc.                                          3,184
                  30,910             Huntington Bancshares Incorporated                                       500
                  19,500             J. P. Morgan & Co. Incorporated                                        3,227
                  12,800             Jefferson-Pilot Corporation                                              957
                  52,200             KeyCorp                                                                1,462
                  29,300             Lehman Brothers Holdings Inc.                                          1,981
                  23,200             Lincoln National Corporation                                           1,098
                  12,000             Loews Corporation                                                      1,243
                  33,800             Marsh & McLennan Companies, Inc.                                       3,955
                  12,100             MBIA Inc.                                                                897
                 104,300             MBNA Corporation                                                       3,853
                  59,800             Mellon Financial Corporation                                           2,941
                  99,400             Merrill Lynch & Co., Inc.                                              6,778
                  93,700             MetLife, Inc.                                                          3,280
                  13,100             MGIC Investment Corporation                                              883
                 137,500             Morgan Stanley Dean Witter & Co.                                      10,897
                  74,600             National City Corporation                                              2,145
                  27,200             Northern Trust Corporation                                             2,219
                  17,015             Old Kent Financial Corporation                                           744
                  35,800             PNC Financial Services Group, Inc.                                     2,616
                   9,000             Progressive Corporation                                                  933
                  35,000             Providian Financial Corporation                                        2,013
                  27,200             Regions Financial Corporation                                            743
                  21,600             Robert Half International Inc. *                                         572
                  15,900             SAFECO Corporation                                                       523
                  20,500             SouthTrust Corporation                                                   834
                  26,700             St. Paul Companies, Inc.                                               1,450
                  19,700             State Street Corporation                                               2,447
                  27,300             Stilwell Financial, Inc.                                               1,077
                  21,200             Summit Bancorp                                                           810
                  36,500             SunTrust Banks, Inc.                                                   2,300
                  34,800             Synovus Financial Corp.                                                  937
                  14,900             T. Rowe Price Group Inc.                                                 630


                 See accompanying notes to financial statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                  GATEWAY FUND
                  PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2000
--------------------------------------------------------------------------------


                  Shares                                                                            Value (000's)
                  ------                                                                            -------------
                                     FINANCIALS (CONTINUED)
                  15,500             Torchmark Corporation                                                $   596
                  16,600             Union Planters Corporation                                               593
                  29,500             UnumProvident Corporation                                                793
                  92,300             U. S. Bancorp                                                          2,694
                  20,000             USA Education Inc.                                                     1,360
                  24,800             Wachovia Corporation                                                   1,442
                  66,200             Washington Mutual, Inc.                                                3,513
                 209,600             Wells Fargo & Company                                                 11,672
                                                                                                        ---------
                                                                                                          248,567
                                                                                                        ---------

                                     HEALTH CARE - 13.8%
                 189,300             Abbott Laboratories                                                    9,169
                  17,400             Aetna Inc. *                                                             714
                  16,000             Allergan, Inc.                                                         1,549
                  29,000             ALZA Corporation *                                                     1,232
                 160,800             American Home Products Corporation                                    10,219
                 126,600             Amgen Inc. *                                                           8,094
                  25,900             Applera Corporation - Applied Biosystems Group                         2,436
                   6,200             Bausch & Lomb Incorporated                                               251
                  36,300             Baxter International Inc.                                              3,206
                  31,100             Becton, Dickinson and Company                                          1,077
                  17,000             Biogen, Inc. *                                                         1,021
                  21,700             Biomet, Inc.                                                             861
                  49,200             Boston Scientific Corporation *                                          673
                 239,900             Bristol-Myers Squibb Company                                          17,738
                   6,100             C. R. Bard, Inc.                                                         284
                  34,200             Cardinal Health, Inc.                                                  3,407
                  23,200             Chiron Corporation *                                                   1,032
                  18,800             CIGNA Corporation                                                      2,487
                 135,400             Eli Lilly and Company                                                 12,601
                  10,300             Forest Laboratories, Inc. *                                            1,369
                  37,800             Guidant Corporation *                                                  2,039
                  67,750             HCA - The Healthcare Company                                           2,982
                  47,500             HEALTHSOUTH Corporation *                                                775
                  20,600             Humana Inc. *                                                            314
                 170,200             Johnson & Johnson                                                     17,882
                  20,600             King Pharmaceuticals Inc. *                                            1,065
                  12,700             Manor Care, Inc. *                                                       262


                 See accompanying notes to financial statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                  GATEWAY FUND
                  PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2000
--------------------------------------------------------------------------------


                  Shares                                                                            Value (000's)
                  ------                                                                            -------------
                                     HEALTH CARE (CONTINUED)
                  34,700             McKesson HBOC, Inc.                                                $   1,245
                  26,000             MedImmune, Inc. *                                                      1,240
                 147,700             Medtronic, Inc.                                                        8,917
                 282,300             Merck & Co., Inc.                                                     26,430
                 774,525             Pfizer Inc.                                                           35,628
                 158,268             Pharmacia Corporation                                                  9,654
                  14,100             Quintiles Transnational Corp. *                                          295
                 178,400             Schering-Plough Corporation                                           10,124
                  10,700             St. Jude Medical, Inc. *                                                 657
                  23,700             Stryker Corporation                                                    1,199
                  38,800             Tenet Healthcare Corporation *                                         1,724
                  39,000             UnitedHealth Group Incorporated                                        2,394
                  12,800             Watson Pharmaceuticals, Inc. *                                           655
                   7,600             Wellpoint Health Networks Inc. *                                         876
                                                                                                        ---------
                                                                                                          205,777
                                                                                                        ---------

                                     INDUSTRIALS - 10.2%
                  23,900             Allied Waste Industries, Inc. *                                          348
                  23,500             American Power Conversion Corporation *                                  291
                  18,500             AMR Corporation *                                                        725
                  77,700             Automatic Data Processing, Inc.                                        4,919
                  13,600             Avery Dennison Corporation                                               746
                  12,700             B. F. Goodrich Company                                                   462
                 106,952             Boeing Company                                                         7,059
                   2,500             Briggs & Stratton Corporation                                            111
                  48,400             Burlington Northern Santa Fe Corporation                               1,370
                  42,000             Caterpillar Inc.                                                       1,987
                  89,700             Cendant Corporation *                                                    863
                  18,900             Convergys Corporation *                                                  856
                  11,700             Cooper Industries, Inc.                                                  537
                   7,500             Crane Co.                                                                213
                  26,600             CSX Corporation                                                          690
                   5,200             Cummins Engine Company, Inc.                                             197
                  17,500             Danaher Corporation                                                    1,197
                  28,800             Deere & Company                                                        1,319
                  15,400             Delta Air Lines, Inc.                                                    773
                   8,900             Deluxe Corporation                                                       225
                  24,800             Dover Corporation                                                      1,006


                 See accompanying notes to financial statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                  GATEWAY FUND
                  PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2000
--------------------------------------------------------------------------------


                  Shares                                                                            Value (000's)
                  ------                                                                            -------------
                                     INDUSTRIALS (CONTINUED)
                   8,600             Eaton Corporation                                                    $   647
                  15,900             Ecolab Inc.                                                              687
                  52,300             Emerson Electric Co.                                                   4,122
                  17,500             Equifax Inc.                                                             502
                  34,900             FedEx Corp. *                                                          1,395
                  48,400             First Data Corporation                                                 2,550
                  24,200             General Dynamics Corporation                                           1,888
               1,214,900             General Electric Company                                              58,239
                  21,100             Genuine Parts Company                                                    553
                  11,400             H&R Block, Inc.                                                          472
                  98,100             Honeywell International Inc.                                           4,641
                  37,200             Illinois Tool Works Inc.                                               2,216
                  36,300             IMS Health Incorporated                                                  980
                  19,600             Ingersoll-Rand Company                                                   821
                  11,000             ITT Industries, Inc.                                                     426
                  52,800             Lockheed Martin Corporation                                            1,793
                  54,300             Masco Corporation                                                      1,395
                   7,500             McDermott International, Inc.                                             81
                  48,400             Minnesota Mining and Manufacturing Company                             5,832
                  23,675             Molex Incorporated                                                       840
                  19,800             Moody's Corporation                                                      509
                   4,900             National Service Industries, Inc.                                        126
                   7,300             Navistar International Corporation *                                     191
                  47,200             Norfolk Southern Corporation                                             628
                   8,200             Northrop Grumman Corporation                                             681
                   9,400             PACCAR Inc.                                                              463
                  15,400             Pall Corporation                                                         328
                  14,300             Parker-Hannifin Corporation                                              631
                  45,800             Paychex, Inc.                                                          2,227
                  31,000             Pitney Bowes Inc.                                                      1,027
                   9,700             Power-One, Inc. *                                                        381
                  15,000             R. R. Donnelley & Sons Company                                           405
                  41,700             Raytheon Company - Class B                                             1,295
                  22,400             Rockwell International Corporation                                     1,067
                   7,400             Ryder System, Inc.                                                       123
                  16,149             Sabre Holdings Corporation *                                             696
                  61,600             Southwest Airlines Co.                                                 2,065
                  17,500             Textron Inc.                                                             814


                 See accompanying notes to financial statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                  GATEWAY FUND
                  PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2000
--------------------------------------------------------------------------------


                  Shares                                                                            Value (000's)
                  ------                                                                            -------------
                                     INDUSTRIALS (CONTINUED)
                  21,900             Thermo Electron Corporation *                                        $   652
                   7,200             Thomas & Betts Corporation                                               117
                   7,400             Timken Company                                                           112
                 214,766             Tyco International Ltd.                                               11,920
                  30,600             Union Pacific Corporation                                              1,553
                  57,500             United Technologies Corporation                                        4,521
                   8,300             US Airways Group, Inc. *                                                 337
                  11,700             W. W. Grainger, Inc.                                                     427
                  76,700             Waste Management, Inc.                                                 2,128
                                                                                                        ---------
                                                                                                          151,398
                                                                                                        ---------

                                     INFORMATION TECHNOLOGY - 20.3%
                  12,400             Adaptec, Inc. *                                                          127
                  94,300             ADC Telecommunications, Inc. *                                         1,709
                  29,600             Adobe Systems Incorporated                                             1,722
                  38,200             Advanced Micro Devices, Inc. *                                           528
                  55,312             Agilent Technologies, Inc. *                                           3,028
                  48,600             Altera Corporation *                                                   1,279
                 286,900             America Online, Inc. *                                                 9,984
                  43,600             Analog Devices, Inc. *                                                 2,232
                  10,300             Andrew Corporation *                                                     224
                  40,000             Apple Computer, Inc. *                                                   595
                  99,400             Applied Materials, Inc. *                                              3,796
                   7,100             Autodesk, Inc.                                                           191
                  34,078             Avaya Inc. *                                                             351
                  29,900             BMC Software, Inc. *                                                     419
                  22,400             Cabletron Systems, Inc. *                                                337
                  17,900             Ceridian Corporation *                                                   357
                 883,200             Cisco Systems, Inc. *                                                 33,782
                  22,600             Citrix Systems, Inc. *                                                   509
                 208,500             Compaq Computer Corporation                                            3,138
                  71,000             Computer Associates International, Inc.                                1,385
                  20,500             Computer Sciences Corporation *                                        1,233
                  44,800             Compuware Corporation *                                                  280
                  20,050             Comverse Technology, Inc. *                                            2,178
                  28,000             Conexant Systems, Inc. *                                                 430
                 112,900             Corning Incorporated                                                   5,963
                 319,200             Dell Computer Corporation *                                            5,566

                 See accompanying notes to financial statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                  GATEWAY FUND
                  PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2000
--------------------------------------------------------------------------------


                  Shares                                                                            Value (000's)
                  ------                                                                            -------------
                                     INFORMATION TECHNOLOGY (CONTINUED)
                  57,300             Electronic Data Systems Corporation                                $   3,309
                 268,850             EMC Corporation *                                                     17,879
                  39,500             Gateway, Inc. *                                                          711
                 242,900             Hewlett-Packard Company                                                7,667
                 824,700             Intel Corporation                                                     24,947
                 214,900             International Business Machines Corporation                           18,267
                  22,600             Intuit Inc. *                                                            891
                 117,300             JDS Uniphase Corporation *                                             4,890
                  22,600             KLA - Tencor Corporation *                                               761
                  15,900             Lexmark International, Inc. *                                            705
                  38,600             Linear Technology Corporation                                          1,785
                  39,000             LSI Logic Corporation *                                                  667
                 397,340             Lucent Technologies Inc.                                               5,364
                  34,900             Maxim Integrated Products, Inc. *                                      1,669
                  10,300             Mercury Interactive Corp. *                                              930
                  69,300             Micron Technology, Inc. *                                              2,460
                 655,100             Microsoft Corporation *                                               28,497
                   5,700             Millipore Corporation                                                    359
                 268,011             Motorola, Inc.                                                         5,427
                  21,800             National Semiconductor Corporation *                                     439
                  12,000             NCR Corporation *                                                        589
                  38,800             Network Appliance, Inc. *                                              2,492
                 380,000             Nortel Networks Corporation                                           12,184
                  39,900             Novell, Inc. *                                                           208
                  16,500             Novellus Systems, Inc. *                                                 593
                 685,148             Oracle Corporation *                                                  19,912
                  69,182             Palm, Inc. *                                                           1,959
                  33,400             Parametric Technology Corporation *                                      449
                  34,900             PeopleSoft, Inc. *                                                     1,298
                   6,200             PerkinElmer, Inc.                                                        651
                  11,400             Qlogic Corporation *                                                     878
                  91,800             QUALCOMM Incorporated *                                                7,545
                  18,500             Sanmina Corporation *                                                  1,418
                  14,900             Sapient Corporation *                                                    178
                  18,300             Scientific-Atlanta, Inc.                                                 596
                  52,700             Siebel Systems, Inc. *                                                 3,570
                  78,200             Solectron Corporation *                                                2,651
                 395,600             Sun Microsystems, Inc. *                                              11,027


                 See accompanying notes to financial statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                  GATEWAY FUND
                  PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2000
--------------------------------------------------------------------------------


                  Shares                                                                            Value (000's)
                  ------                                                                            -------------
                                     INFORMATION TECHNOLOGY (CONTINUED)
                  17,900             Symbol Technologies, Inc.                                            $   644
                  11,800             Tektronix, Inc.                                                          397
                  50,100             Tellabs, Inc. *                                                        2,831
                  21,200             Teradyne, Inc. *                                                         790
                 212,000             Texas Instruments Incorporated                                        10,044
                  38,300             Unisys Corporation *                                                     560
                  47,884             VERITAS Software Corporation *                                         4,190
                  21,900             Vitesse Semiconductor Corporation *                                    1,211
                  81,700             Xerox Corporation                                                        378
                  40,300             Xilinx, Inc. *                                                         1,859
                  68,600             Yahoo! Inc. *                                                          2,070
                                                                                                        ---------
                                                                                                          302,139
                                                                                                        ---------
                                     MATERIALS - 2.2%
                  28,100             Air Products and Chemicals, Inc.                                       1,152
                  39,600             Alcan Aluminium Limited                                                1,354
                 106,020             Alcoa Inc.                                                             3,552
                   9,873             Allegheny Technologies Incorporated                                      157
                   3,200             Ball Corporation                                                         147
                  48,200             Barrick Gold Corporation                                                 790
                   6,600             Bemis Company, Inc.                                                      222
                   7,100             Boise Cascade Corporation                                                239
                  82,900             Dow Chemical Company                                                   3,036
                 127,900             E. I. Du Pont de Nemours and Company                                   6,179
                   9,400             Eastman Chemical Company                                                 458
                  16,000             Engelhard Corporation                                                    326
                   3,500             FMC Corporation *                                                        251
                  18,200             Freeport-McMoRan Copper & Gold, Inc. - Class B *                         156
                  27,638             Georgia-Pacific Group                                                    860
                   6,200             Great Lakes Chemical Corporation                                         231
                  13,300             Hercules Incorporated *                                                  253
                  32,100             Homestake Mining Company                                                 134
                  22,100             Inco Limited *                                                           370
                  12,200             International Flavors & Fragrances Inc.                                  248
                  58,826             International Paper Company                                            2,401
                  12,900             Louisiana-Pacific Corporation                                            131
                  12,600             Mead Corporation                                                         395
                  20,500             Newmont Mining Corporation                                               350


                 See accompanying notes to financial statements.
--------------------------------------------------------------------------------
                                       18

--------------------------------------------------------------------------------
                                  GATEWAY FUND
                  PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2000
--------------------------------------------------------------------------------


                  Shares                                                                            Value (000's)
                  ------                                                                            -------------
                                     MATERIALS (CONTINUED)
                   9,600             Nucor Corporation                                                    $   381
                  19,300             Pactiv Corporation *                                                     239
                   9,700             Phelps Dodge Corporation                                                 541
                  39,900             Placer Dome Inc.                                                         384
                   3,300             Potlatch Corporation                                                     111
                  20,600             PPG Industries, Inc.                                                     954
                  19,400             Praxair, Inc.                                                            861
                  27,000             Rohm and Haas Company                                                    980
                  10,300             Sealed Air Corporation *                                                 314
                   9,500             Sigma-Aldrich Corporation                                                373
                   6,100             Temple-Inland Inc.                                                       327
                  16,700             Union Carbide Corporation                                                899
                  11,100             USX - U. S. Steel Group                                                  200
                  12,600             Vulcan Materials Company                                                 603
                  12,600             Westvaco Corporation                                                     368
                  26,900             Weyerhaeuser Company                                                   1,365
                  13,500             Willamette Industries, Inc.                                              634
                  10,700             Worthington Industries, Inc.                                              86
                                                                                                        ---------
                                                                                                           33,012
                                                                                                        ---------

                                     TELECOMMUNICATION SERVICES - 5.4%
                  38,300             ALLTEL Corporation                                                     2,391
                 460,506             AT&T Corp.                                                             7,973
                 226,600             BellSouth Corporation                                                  9,276
                  29,000             Broadcom Corporation - Class A *                                       2,450
                  17,300             CenturyTel, Inc.                                                         618
                 109,065             Global Crossing Ltd. *                                                 1,561
                  93,600             Nextel Communications, Inc. - Class A *                                2,317
                 203,397             Qwest Communications International Inc. *                              8,339
                 415,256             SBC Communications Inc.                                               19,828
                 108,300             Sprint Corp. - FON Group                                               2,200
                 114,500             Sprint Corp. - PCS Group *                                             2,340
                 325,218             Verizon Communications Inc.                                           16,301
                 350,400             WorldCom, Inc. *                                                       4,906
                                                                                                        ---------
                                                                                                           80,500
                                                                                                        ---------


                 See accompanying notes to financial statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                  GATEWAY FUND
                  PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2000
--------------------------------------------------------------------------------


                  Shares                                                                            Value (000's)
                  ------                                                                            -------------

                                     UTILITIES - 3.3%
                  56,300             AES Corporation *                                                  $   3,118
                  16,800             Ameren Corporation                                                       778
                  39,400             American Electric Power Company, Inc.                                  1,832
                  34,500             Calpine Corporation *                                                  1,555
                  19,500             Cinergy Corp.                                                            685
                  14,800             CMS Energy Corporation                                                   469
                  25,900             Consolidated Edison, Inc.                                                997
                  18,400             Constellation Energy Group                                               829
                  29,317             Dominion Resources, Inc.                                               1,964
                  17,600             DTE Energy Company                                                       685
                  45,100             Duke Energy Corporation                                                3,845
                  39,700             Edison International                                                     620
                  28,500             El Paso Energy Corporation                                             2,041
                  91,600             Enron Corp.                                                            7,614
                  27,400             Entergy Corporation                                                    1,159
                  38,950             Exelon Corporation                                                     2,735
                  27,800             FirstEnergy Corp.                                                        877
                  21,500             FPL Group, Inc.                                                        1,543
                  14,900             GPU, Inc.                                                                548
                  16,600             KeySpan Corporation                                                      703
                  19,500             Niagara Mohawk Holdings Inc. *                                           325
                   5,700             NICOR Inc.                                                               246
                   3,400             ONEOK, Inc.                                                              164
                   4,100             Peoples Energy Corporation                                               183
                  47,600             PG&E Corporation                                                         952
                  10,400             Pinnacle West Capital Corporation                                        495
                  17,800             PPL Corporation                                                          804
                  24,953             Progress Energy, Inc.                                                  1,227
                  26,400             Public Service Enterprise Group Incorporated                           1,284
                  36,100             Reliant Energy, Incorporated                                           1,564
                  24,800             Sempra Energy                                                            577
                  82,800             Southern Company                                                       2,753
                  31,800             TXU Corporation                                                        1,409
                  53,600             Williams Companies, Inc.                                               2,141
                  41,735             Xcel Energy, Inc.                                                      1,213
                                                                                                       ----------
                                                                                                           49,934
                                                                                                       ----------

                                        Total common stocks (cost $1,337,775)                           1,436,732
                                                                                                       ----------


                 See accompanying notes to financial statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                  GATEWAY FUND
                  PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2000
--------------------------------------------------------------------------------


                Contract                                                                              Value (000's)
                --------                                                                              -------------

                                     PUT OPTIONS - 0.9%
                   3,648             On S&P 500 Index expiring February 17, 2001 at 1225                $   5,928
                   3,649             On S&P 500 Index expiring March 17, 2001 at 1225                       8,438
                                                                                                      -----------
                                        Total put options (cost $13,367)                                   14,366
                                                                                                      -----------

                                     CALL OPTIONS OUTSTANDING - (1.2%) **
                 (2,324)             On S&P 500 Index expiring January 20, 2001 at 1350                    (3,907)
                 (2,326)             On S&P 500 Index expiring January 20, 2001 at 1375                    (2,268)
                 (2,409)             On S&P 500 Index expiring January 20, 2001 at 1400                    (1,024)
                 (1,376)             On S&P 500 Index expiring February 17, 2001 at 1350                   (5,005)
                 (2,324)             On S&P 500 Index expiring February 17, 2001 at 1375                   (5,926)
                                                                                                      -----------
                                        Total call options outstanding (premiums received                 (18,130)
                                                                                                      -----------
                      OTHER ASSETS AND LIABILITIES, NET - 3.9%                                             58,084
                                                                                                      -----------
                      NET ASSETS - 100.0%                                                             $ 1,491,052
                                                                                                      ===========




                      *  Non-income producing.
                      ** The aggregate value of investments that covers
                         outstanding call options is $1,436,732,000.

                      ADR - American Depository Receipt.


                 See accompanying notes to financial statements.
--------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------
                                  GATEWAY FUND
             STATEMENT OF ASSETS AND LIABILITIES - DECEMBER 31, 2000            (000'S)
-----------------------------------------------------------------------------------------
ASSETS:
Common stocks, at value (cost $1,337,775)                                     $ 1,436,732
Put options, at value (cost $13,367)                                               14,366
Cash                                                                                   64
Dividends and interest receivable                                                   1,296
Receivable for fund shares sold                                                   102,076
Receivable for investments sold                                                    14,279
Other assets                                                                            7
                                                                              -----------
   Total assets                                                                 1,568,820
                                                                              -----------
LIABILITIES:
Call options outstanding, at value (premiums received $47,863)                     18,130
Line of credit outstanding                                                         27,980
Distributions payable to shareholders                                              14,943
Payable for investments purchased                                                  13,367
Payable for fund shares redeemed                                                    2,625
Other accrued expenses and liabilities                                                723
                                                                              -----------
   Total liabilities                                                               77,768
                                                                              -----------

NET ASSETS                                                                    $ 1,491,052
                                                                              ===========
NET ASSETS CONSIST OF:
Paid-in capital                                                               $ 1,390,861
Undistributed net investment income                                                    48
Distributions in excess of net realized gain on investment transactions           (29,546)
Net unrealized appreciation on investments                                        129,689
                                                                              -----------
   Net assets                                                                 $ 1,491,052
                                                                              ===========
FUND SHARES OUTSTANDING
(unlimited number of shares authorized, no par value)                              65,059
                                                                              ===========
NET ASSET VALUE, OFFERING PRICE AND
   REDEMPTION PRICE PER SHARE                                                 $     22.92
                                                                              ===========


                 See accompanying notes to financial statements.
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------------
                                  GATEWAY FUND

     STATEMENT OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 2000 (000'S)
--------------------------------------------------------------------------------------
INVESTMENT INCOME:
Dividends                                                                    $  14,537
Interest                                                                         2,616
                                                                             ---------
   Total investment income                                                      17,153
                                                                             ---------

EXPENSES:
Investment advisory and management fees                                          7,462
Distribution fees                                                                4,645
Registration fees                                                                  308
Standard & Poor's licensing fees                                                    96
Custodian fees                                                                      94
Professional fees                                                                   74
Trustees' fees                                                                      50
Interest expense                                                                    25
Insurance expense                                                                   24
Other expenses                                                                      47
                                                                             ---------
   Total expenses                                                               12,825
                                                                             ---------

NET INVESTMENT INCOME                                                            4,328
                                                                             ---------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
REALIZED GAIN (LOSS) ON INVESTMENT TRANSACTIONS:
Common stocks                                                                   32,327
Call options expired and closed                                                168,405
Put options expired and closed                                                 (43,876)
                                                                             ---------
   Net realized gain on investment transactions                                156,856
                                                                             ---------

CHANGE IN UNREALIZED APPRECIATION/DEPRECIATION ON INVESTMENTS:

Common stocks                                                                 (167,375)
Call options                                                                    67,984
Put options                                                                      7,229
                                                                             ---------
   Net change in unrealized appreciation/depreciation on investments           (92,162)
                                                                             ---------

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS                                 64,694
                                                                             ---------

NET INCREASE IN NET ASSETS FROM OPERATIONS                                   $  69,022
                                                                             =========



                 See accompanying notes to financial statements.
--------------------------------------------------------------------------------



----------------------------------------------------------------------------------------------------------
                              GATEWAY FUND

                   STATEMENTS OF CHANGES IN NET ASSETS                                             (000'S)
----------------------------------------------------------------------------------------------------------

                                                                               Year Ended December 31,
                                                                          --------------------------------
                                                                              2000                 1999
                                                                          -----------          -----------
FROM OPERATIONS:
Net investment income                                                     $     4,328          $     2,458
Net realized gain (loss) on investment transactions                           156,856              (35,500)
Net change in unrealized appreciation/depreciation on investments             (92,162)             113,395
                                                                          -----------          -----------
   Net increase in net assets from operations                                  69,022               80,353
                                                                          -----------          -----------

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income                                                     (4,342)              (2,439)
From net capital gain on investment transactions (1)                         (124,681)                  --
                                                                          -----------          -----------
   Decrease in net assets from distributions to shareholders                 (129,023)              (2,439)
                                                                          -----------          -----------

FROM FUND SHARE TRANSACTIONS:
Proceeds from shares sold                                                   1,186,927              636,834
Net asset value of shares issued in reinvestment of
   distributions to shareholders                                              113,974                2,147
Payments for shares redeemed                                                 (671,976)            (258,967)
                                                                          -----------          -----------
   Net increase in net assets from fund shares transactions                   628,925              380,014
                                                                          -----------          -----------

NET INCREASE IN NET ASSETS                                                    568,924              457,928

NET ASSETS:
Beginning of year                                                             922,128              464,200
                                                                          -----------          -----------
End of year                                                               $ 1,491,052          $   922,128
                                                                          ===========          ===========

UNDISTRIBUTED NET INVESTMENT INCOME                                       $        48          $        50
                                                                          ===========          ===========

FUND SHARE TRANSACTIONS:
Shares sold                                                                    48,172               28,353
Shares issued in reinvestment of distributions to shareholders                  4,973                   94
Shares redeemed                                                               (27,038)             (11,581)
                                                                          -----------          -----------
   Net increase in fund shares outstanding                                     26,107               16,866
Shares outstanding, beginning of year                                          38,952               22,086
                                                                          -----------          -----------
Shares outstanding, end of year                                                65,059               38,952
                                                                          ===========          ===========


(1) Capital gain for tax purposes includes net realized gain on investment transactions and the net change in unrealized appreciation/depreciation on options. See Note 1 - Federal income taxes.


                 See accompanying notes to financial statements.
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------------
                                            GATEWAY FUND
         FINANCIAL HIGHLIGHTS - PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
--------------------------------------------------------------------------------------------------------
                                                              Year Ended December 31,
                                           -------------------------------------------------------------
                                              2000         1999        1998         1997         1996
                                           ----------   ----------  ----------   ----------   ----------
BEGINNING NET ASSET VALUE                  $    23.67   $    21.02  $    18.85   $    18.48   $    16.91
                                           ----------   ----------  ----------   ----------   ----------
INVESTMENT OPERATIONS:
Net investment income                            0.08         0.07        0.12         0.18         0.21
Net gain on investments                          1.49         2.65        2.18         2.09         1.56
                                           ----------   ----------  ----------   ----------   ----------
   Total from investment operations              1.57         2.72        2.30         2.27         1.77
                                           ----------   ----------  ----------   ----------   ----------
DISTRIBUTIONS:
Dividends from net investment income            (0.08)       (0.07)      (0.12)       (0.18)       (0.20)
Distributions from net capital gain             (2.24)          --       (0.01)       (1.72)          --
                                           ----------   ----------  ----------   ----------   ----------
   Total distributions                          (2.32)       (0.07)      (0.13)       (1.90)       (0.20)
                                           ----------   ----------  ----------   ----------   ----------

ENDING NET ASSET VALUE                     $    22.92   $    23.67  $    21.02   $    18.85   $    18.48
                                           ==========   ==========  ==========   ==========   ==========

TOTAL RETURN                                    6.61%       12.97%      12.26%       12.35%       10.53%

ENDING NET ASSETS (000's)                 $1,491,052     $922,128   $  464,200     $255,458   $  194,363

AVERAGE NET ASSETS RATIOS:
Net expenses                                   0.98%        0.98%        0.99%        1.07%        1.14%
Net investment income                          0.33%        0.37%        0.66%        0.90%        1.18%

PORTFOLIO TURNOVER RATE                          22%          11%          12%          82%          17%




                 See accompanying notes to financial statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                  GATEWAY FUND
                NOTES TO FINANCIAL STATEMENTS - DECEMBER 31, 2000
--------------------------------------------------------------------------------

1.   SIGNIFICANT ACCOUNTING POLICIES
The Gateway Trust (the Trust) is a family of three diversified mutual funds. The financial statements of the Gateway Fund (the Fund) are included in this report. The investment objective of the Fund is to capture the majority of the higher returns associated with equity market investments, while exposing investors to significantly less risk than other equity investments. The Fund attempts to achieve its investment objective primarily by investing in the 500 common stocks included in the S&P 500 Index and by selling call options on its indexed portfolio. The Fund also buys index put options that can protect the Fund from a significant market decline over a short period of time. The financial statements of the Gateway Small Cap Index Fund and the Cincinnati Fund(R) are included in separate reports. The Trust is registered under the Investment Company Act of 1940.

The following is a summary of the Fund's significant accounting policies:

INVESTMENTS VALUATION -- The Fund normally values common stocks at the last reported sales price as of the close of the regular session of trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time) or, if not traded on a particular day, at the average of the closing bid and asked quotations. The Fund values option contracts (both purchased and written) at the average of the closing bid and asked quotations. Securities for which market quotations are not readily available and securities in which trading has been suspended during the day are valued at fair value as determined in good faith under procedures adopted by the Board of Trustees. Prior to May 1, 2000, the Fund normally valued common stocks at the average of the closing bid and asked quotations.

SHARE VALUATION -- The net asset value per share of the Fund is calculated daily by dividing the total value of the Fund's assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share is equal to the net asset value per share.

INVESTMENT TRANSACTIONS, INVESTMENT INCOME AND EXPENSES -- Investment transactions are recorded on the trade date. Capital gains and losses are calculated on an identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is accrued daily. Expenses that cannot be directly associated with a specific Trust fund are allocated under policies approved by the Board of Trustees.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income and net realized capital gains, if any, are recorded on the ex-dividend date and are declared and paid to shareholders annually.

FEDERAL INCOME TAXES -- The Fund intends to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and distribute substantially all of its taxable income to shareholders. Tax regulations require the Fund to assume that open option contracts are closed at the end of each year and to include the resulting capital gain or loss (classified 60% long-term, 40% short-term) in the determination of taxable income. Based on this policy, the Fund makes no provision for income taxes.

At December 31, 2000, the cost of common stock for federal income tax purposes was $1,338,007,000; gross unrealized appreciation totaled $272,918,000 and gross unrealized depreciation totaled $174,193,000. The difference between the federal income tax cost of common stock and the acquisition cost is due to certain timing differences in the recognition of capital losses under income tax regulations and generally accepted accounting principles.

On December 29, 2000, the Fund declared and paid a long-term capital gain distribution of $124,681,000 or $2.2368 per share. As required by federal income tax regulations, shareholders received notification of their portion of the Fund's taxable gain distribution early in 2001.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                  GATEWAY FUND

                NOTES TO FINANCIAL STATEMENTS - DECEMBER 31, 2000
--------------------------------------------------------------------------------

REPURCHASE AGREEMENTS -- The Fund requires the custodian to hold sufficient collateral to secure repurchase agreements. To reduce the chance of loss in its repurchase transactions, the Fund enters into repurchase agreements only with banks that have more than $1 billion in assets and are creditworthy in the judgment of Gateway Investment Advisers, L.P. (the Adviser).

ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

2.       TRANSACTIONS WITH AFFILIATES
The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 of the Investment Company Act of 1940 that allows for the payment of distribution expenses related to the sale and distribution of its shares. In any year, distribution expenses cannot exceed 0.50% of the Fund's average daily net assets. The Fund also pays the Adviser an investment advisory and management fee under the terms of a Management Agreement at an annual rate of 0.925% of the Fund's average daily net assets minus distribution expenses incurred by the Fund. The Adviser receives no separate fee for its transfer agency, fund accounting and other services to the Fund, and the Adviser pays the Fund's expenses of reporting to shareholders under the Management Agreement.

If total expenses for any fiscal year (excluding taxes, interest, brokerage commissions and expenses of an extraordinary nature) exceed 1.50% of the Fund's average daily net assets, the Adviser has agreed to reduce its fee as necessary to limit the Fund's expenses to this level.

3.   INVESTMENT TRANSACTIONS
For the year ended December 31, 2000, cost of purchases of investment securities (excluding short-term investments) totaled $927,015,000 and proceeds from sales totaled $281,947,000.

The Fund may write (sell) call options on stock indexes in exchange for cash (that is, "the option premium") to enhance earnings on the portfolio securities. However, using these contracts limits the opportunity to participate in appreciation of the underlying portfolio beyond certain upper limits set by the contracts. The Fund may also buy put options on stock indexes. The purchase of put options involves the risk of loss of all or part of the cash paid for the put options. In general, the liability recorded upon receipt of written option premiums increases to offset rises and decreases to offset declines in portfolio value. Similarly, the value of purchased put options generally increases to offset declines and decreases to offset rises in portfolio value. For the year ended December 31, 2000, transactions in written options were as follows:

                                           Contracts        Premiums (000's)
                                           ---------        ----------------

Outstanding at December 31, 1999               6,853           $  48,014
Options written                               78,543             380,171
Options exercised                            (74,637)           (380,322)
                                            --------           ---------
Outstanding at December 31, 2000              10,759           $  47,863
                                            ========           =========

4.   BANK LINE OF CREDIT
The Fund has an uncommitted $75.0 million bank line of credit to be used as a temporary liquidity source for meeting redemption requests. Borrowings under this arrangement, expiring October 31, 2001, bear interest at the bank's prime rate minus 0.50%. There are no fees associated with maintaining this facility. At December 31, 2000, the Fund had $27,980,000 outstanding under this bank line of credit for which full repayment was made on January 2, 2001. For the year ended December 31, 2000, the maximum amount outstanding was $27,980,000 at a weighted average interest rate of 9.00%.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                  GATEWAY FUND
                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
--------------------------------------------------------------------------------

To the Shareholders and Board of Trustees of the Gateway Fund of The Gateway
Trust:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Gateway Fund (one of the funds constituting The Gateway Trust (the Trust)) as of December 31, 2000, and the related statement of operations for the year ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2000, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Gateway Fund of The Gateway Trust as of December 31, 2000, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States.

ARTHUR ANDERSEN LLP

Cincinnati, Ohio
January 19, 2001


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                THE GATEWAY TRUST
--------------------------------------------------------------------------------

                               INVESTMENT ADVISER:
                        Gateway Investment Advisers, L.P.

                             SHAREHOLDER SERVICING:
                        Gateway Investment Advisers, L.P.

                                    AUDITORS:
                               Arthur Andersen LLP
                                 Cincinnati, OH

                                   CUSTODIAN:
                               Firstar Bank, N.A.
                                 Cincinnati, OH

                                    TRUSTEES:
                                James M. Anderson
                               Stefen F. Brueckner
                               Kenneth A. Drucker
                                Beverly J. Fertig
                                 R. S. Harrison
                                J. Patrick Rogers
                                 Walter G. Sall
                              William H. Schneebeck
                                 James E. Schwab



--------------------------------------------------------------------------------

                                 AFFORDABILITY
                                 -------------

                       $1,000 Minimum Initial Investment

                      $500 Minimum Initial IRA Investment

                       $100 Minimum Additional Investment

                           No Annual Account Charges

                              No-Fee IRA Accounts


                                  CONVENIENCE
                                  -----------

                 Free Telephone Exchanges Between Gateway Funds

                          Automatic Investment Program

                         Systematic Withdrawal Program

                             Telephone Redemptions


                                  FLEXIBILITY
                                  -----------

                   Available for numerous investment options:

                                  Individuals

                                      IRAs

                                     Trusts

                                 Pension Plans

                                Gifts to Minors

--------------------------------------------------------------------------------

                                                   CINCINNATI (R)
                                                   =====FUND=====

















             CINCINNATI(R)                                 ANNUAL REPORT
             ====FUND====                                      2000
P.O. BOX 5211 CINCINNATI, OHIO 45201-5211
(800) 354-5525

                               CINCINNATI FUND(R)
------------------------TOTAL RETURNS - DECEMBER 31, 2000-----------------------


                                                     AVERAGE ANNUAL TOTAL RETURN
                                              -----------------------------------------
                                              One     Three     Five    Since Inception   Price
                                              Year    Years     Years     on 11/7/94    Per Share
                                              ----    -----     -----     ----------    ---------

CINCINNATI FUND(R)                           2.92%     3.35%     11.31%      14.43%        $18.66

Salomon Broad Investment-Grade
   Medium-Term (1-10) Index                 10.59      6.41       6.43

S&P 500 Index                               (9.10)    12.26      18.32

Russell 2000 Index                          (3.02)     4.65      10.31




                                                       CUMULATIVE TOTAL RETURN
                                              ----------------------------------------

                                               One    Three     Five   Since Inception
                                               Year   Years     Years     on 11/7/94
                                               ----   -----     -----     ----------

CINCINNATI FUND(R)                           2.92%    10.40%     70.84%     129.08%

Salomon Broad Investment-Grade
   Medium-Term (1-10) Index                 10.59     20.49      36.58

S&P 500 Index                               (9.10)    41.46     131.92

Russell 2000 Index                          (3.02)    14.60      63.36




   Data sources throughout this report: Gateway Investment Advisers, L.P. and
                                   TowersData

    Performance data throughout this report represents past performance. The average annual total return figures assume the reinvestment of distributions. Your investment return and principal value of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost.

        This report must be preceded by or accompanied by a prospectus.





--------------------------------------------------------------------------------

                               CINCINNATI FUND(R)
-------------------------------Chairman's Letter--------------------------------

Dear Shareholder:

         Cincinnati's business community has a long record of fiscal conservatism. As stock markets deteriorated throughout 2000, Cincinnati companies amply demonstrated their control of business risk factors. Cincinnati companies deliver real products that were not affected by the drama of the latest market fads. This provided an island of fiscal safety in the sea of market storms that prevailed in 2000. The publicly owned companies, represented fully in the Cincinnati Fund's diversified portfolio, delivered a modest gain.

         Portfolio manager Patrick Rogers works hard to fully represent the regional business environment in the Cincinnati Fund's portfolio. His report on the following pages highlights the areas of success during the past year that gave rise to the Fund's overall gain.

         The character of Cincinnati's hard-working citizens and the integrity of its business leaders has led to a long history of investment success. As always, the Cincinnati Fund will strive to deliver that success as efficiently as possible.

                                   Cordially,
                               /s/ Walter G. Sall
                                 Walter G. Sall
                                    Chairman


--------------------------------------------------------------------------------

                               CINCINNATI FUND(R)
---------------------------Portfolio Manager's Report---------------------------

         The past year will clearly go down as the most challenging equity market since inception of the Cincinnati Fund(R) in November 1994. All of the major stock indexes posted losses for the year 2000. The S&P 500 Index registered its worst showing since the political instability of the early 1970s to finish the year with a total return of -9.10%. Likewise, the Russell 2000 Index produced a negative return of 3.02% for the year. The NASDAQ clearly suffered the most, losing an amazing 39.29%, its worst year since performance was charted beginning in 1971.

   ---------------------------------------------------------------------
                        QUARTERLY PERFORMANCE - 2000
   ---------------------------------------------------------------------
                        CINCINNATI        S&P 500    RUSSELL 2000 INDEX
                           FUND            INDEX
   ---------------------------------------------------------------------
   1st quarter             (2.47%)         2.29%           7.08%
   ---------------------------------------------------------------------
   2nd quarter             (2.89%)        (2.66%)         (3.78%)
   ---------------------------------------------------------------------
   3rd quarter              5.59%         (0.97%)          1.11%
   ---------------------------------------------------------------------
   4th quarter              2.92%         (7.82%)         (6.91%)
   ---------------------------------------------------------------------
   2000 TOTAL               2.92%         (9.10%)         (3.02%)
   ---------------------------------------------------------------------

         Even though the year 2000 was a difficult one, the Cincinnati Fund was still able to produce a positive rate of return of 2.92%. As the table above shows, the Fund's performance did trail the popular indexes in first six months of the year. This relative weakness was mainly a result of Procter & Gamble's well-publicized troubles causing the stock to decline a staggering 47.8% for the six months. In addition, our locally-based financial stocks, particularly banks, reacted negatively to the Federal Reserve Board's decisions to raise interest rates throughout the period. However, the portfolio's "old economy" stocks rebounded nicely in the latter half of the year, propelling the Fund to excellent relative performance.

         --------------------------------------------------------------
                              Top Five Performers
                      January 1 ,2000 to December 31, 2000
                            (price appreciation only)
         --------------------------------------------------------------
           Omnicare, Inc.                                  80.2%
           Frisch's Restaurants, Inc.                      70.2%
           Multi-Color Corporation                         58.1%
           Cintas Corporation                              50.2%
           Convergys Corporation                           47.4%
         --------------------------------------------------------------

--------------------------------------------------------------------------------

                               CINCINNATI FUND(R)
---------------------------Portfolio Manager's Report---------------------------

         The Cincinnati Fund's top ten holdings have consistently represented a blue-chip list of corporations in our area. These companies remain worldwide leaders in their respective industries.

        --------------------------------------------------------------
                                Top Ten Holdings
                             As of December 31, 2000
        --------------------------------------------------------------
                                                     Percentage
                   Stocks                          Of Net Assets
        --------------------------------------------------------------
        Fifth Third Bancorp                              6.32%
        Kroger Co.                                       5.67%
        Cintas Corporation                               5.19%
        Convergys Corporation                            5.03%
        Cincinnati Financial Corporation                 4.83%
        E. W. Scripps Company - Class A                  4.71%
        Broadwing Inc.                                   4.45%
        General Electric Company                         4.40%
        Firstar Corporation                              4.29%
        Procter & Gamble Company                         3.96%
        --------------------------------------------------------------

         As always, we appreciate your support in the Cincinnati Fund. Our goal is to deliver to you an exciting way to invest in the companies which make Cincinnati such a wonderful place to live, work and play.


                                                /s/ J. P. Rogers
                                                Patrick Rogers, CFA
                                                Portfolio Manager
--------------------------------------------------------------------------------

                               CINCINNATI FUND(R)
---------------------------Portfolio Manager's Report---------------------------

                                    [Graph]


                     GROWTH OF A $10,000 INVESTMENT [GRAPH]
              November 7, 1994 (inception date) - December 31, 2000


---------------------------------------------
CINCINNATI FUND   S&P 500 INDEX  RUSSELL 2000
                                     INDEX
---------------------------------------------
     $10,000.00    $10,000.00     $10,000.00
---------------------------------------------
      $9,780.00     $9,635.80      $9,596.00
---------------------------------------------
      $9,910.00     $9,778.70      $9,854.13
---------------------------------------------
     $10,070.00    $10,032.26      $9,729.97
---------------------------------------------
     $10,350.00    $10,422.52     $10,134.74
---------------------------------------------
     $10,620.00    $10,730.08     $10,309.05
---------------------------------------------
     $10,930.00    $11,045.55     $10,537.92
---------------------------------------------
     $11,290.03    $11,486.27     $10,719.17
---------------------------------------------
     $11,650.07    $11,753.09     $11,275.49
---------------------------------------------
     $12,099.77    $12,142.12     $11,924.96
---------------------------------------------
     $12,310.30    $12,172.60     $12,171.81
---------------------------------------------
     $12,739.93    $12,686.28     $12,389.68
---------------------------------------------
     $12,689.93    $12,640.99     $11,835.86
---------------------------------------------
     $13,169.61    $13,194.66     $12,332.97
---------------------------------------------
     $13,407.98    $13,448.79     $12,658.56
---------------------------------------------
     $13,459.07    $13,906.59     $12,644.64
---------------------------------------------
     $13,918.97    $14,035.50     $13,039.15
---------------------------------------------
     $14,542.26    $14,170.67     $13,305.15
---------------------------------------------
     $14,552.44    $14,379.54     $14,016.97
---------------------------------------------
     $14,920.33    $14,749.10     $14,569.24
---------------------------------------------
     $14,767.10    $14,805.29     $13,970.45
---------------------------------------------
     $13,929.80    $14,151.19     $12,750.83
---------------------------------------------
     $14,542.99    $14,449.64     $13,491.65
---------------------------------------------
     $15,156.12    $15,261.71     $14,019.17
---------------------------------------------
     $14,869.98    $15,682.63     $13,803.28
---------------------------------------------
     $15,922.62    $16,866.67     $14,371.97
---------------------------------------------
     $16,087.10    $16,532.54     $14,748.52
---------------------------------------------
     $16,452.76    $17,564.17     $15,043.49
---------------------------------------------
     $16,619.92    $17,702.93     $14,679.44
---------------------------------------------
     $16,275.23    $16,977.11     $13,986.57
---------------------------------------------
     $16,515.45    $17,988.94     $14,025.73
---------------------------------------------
     $17,183.99    $19,082.67     $15,585.39
---------------------------------------------
     $17,821.18    $19,937.57     $16,254.00
---------------------------------------------
     $18,730.06    $21,522.61     $17,009.81
---------------------------------------------
     $18,301.70    $20,316.91     $17,399.34
---------------------------------------------
     $19,315.06    $21,428.25     $18,672.97
---------------------------------------------
     $19,158.42    $20,711.69     $17,853.23
---------------------------------------------
     $19,889.70    $21,670.43     $17,737.18
---------------------------------------------
     $20,749.33    $22,042.51     $18,047.58
---------------------------------------------
     $20,608.23    $22,284.98     $17,762.43
---------------------------------------------
     $21,723.34    $23,892.17     $19,075.07
---------------------------------------------
     $22,881.20    $25,115.69     $19,860.97
---------------------------------------------
     $22,640.72    $25,368.36     $19,970.20
---------------------------------------------
     $22,006.55    $24,932.27     $18,893.81
---------------------------------------------
     $22,476.61    $25,945.02     $18,933.49
---------------------------------------------
     $21,689.48    $25,670.01     $17,399.87
---------------------------------------------
     $18,672.26    $21,963.26     $14,020.82
---------------------------------------------
     $19,361.08    $23,370.22     $15,118.65
---------------------------------------------
     $20,858.85    $25,271.16     $15,735.49
---------------------------------------------
     $21,667.75    $26,802.84     $16,560.03
---------------------------------------------
     $23,216.78    $28,347.22     $17,585.09
---------------------------------------------
     $23,116.49    $29,532.70     $17,818.98
---------------------------------------------
     $22,581.80    $28,614.83     $16,375.64
---------------------------------------------
     $22,370.21    $29,759.71     $16,631.10
---------------------------------------------
     $23,473.06    $30,912.30     $18,121.24
---------------------------------------------
     $23,294.90    $30,182.46     $18,385.82
---------------------------------------------
     $23,239.23    $31,857.59     $19,216.85
---------------------------------------------
     $22,760.27    $30,863.63     $18,690.31
---------------------------------------------
     $21,902.43    $30,709.31     $17,998.77
---------------------------------------------
     $20,832.94    $29,867.57     $18,002.37
---------------------------------------------
     $21,745.42    $31,757.59     $18,074.38
---------------------------------------------
     $21,801.09    $32,403.22     $19,153.42
---------------------------------------------
     $22,256.73    $34,311.77     $21,321.59
---------------------------------------------
     $21,212.89    $32,589.32     $20,978.31
---------------------------------------------
     $19,653.74    $31,973.38     $24,441.83
---------------------------------------------
     $21,707.56    $35,100.38     $22,831.11
---------------------------------------------
     $21,785.70    $34,043.86     $21,456.68
---------------------------------------------
     $21,739.95    $33,345.96     $20,205.76
---------------------------------------------
     $21,079.06    $34,169.60     $21,967.70
---------------------------------------------
     $20,967.34    $33,636.56     $21,260.34
---------------------------------------------
     $22,323.93    $35,725.39     $22,882.50
---------------------------------------------
     $22,256.96    $33,839.09     $22,209.76
---------------------------------------------
     $22,021.03    $33,696.96     $21,219.20
---------------------------------------------
     $21,582.81    $31,041.64     $19,039.99
---------------------------------------------
     $22,905.84    $31,193.75     $20,675.52
-----------------------------------------------


-----------------------------------------------
               CINCINNATI FUND
         Average Annual Total Returns
           as of December 31, 2000
-----------------------------------------------
    One Year                     2.92%
-----------------------------------------------
    Five Years                  11.31%
-----------------------------------------------
    Life of Fund                14.43%
-----------------------------------------------

Performance data throughout this report represents past performance. The average annual total return figures assume the reinvestment of distributions. Your investment return and principal value of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost.


--------------------------------------------------------------------------------

                               CINCINNATI FUND(R)
------------------Portfolio of Investments - December 31, 2000------------------

         Shares                                                                                    Value
         ------                                                                                    -----
                     COMMON STOCKS - 94.7%
                     CONSUMER DISCRETIONARY - 17.1%
        7,422        Clear Channel Communications, Inc. *                                        $ 359,503
        8,900        E. W. Scripps Company - Class A                                               559,588
        5,000        Federated Department Stores, Inc. *                                           175,000
       12,558        Ford Motor Company                                                            294,328
        6,490        Frisch's Restaurants, Inc.                                                     97,350
        2,300        Gannett Co., Inc.                                                             145,044
        1,600        General Motors Corporation                                                     81,500
        3,800        Harte-Hanks, Inc.                                                              90,013
       15,025        Pomeroy Computer Resources, Inc. *                                            229,131
                                                                                                ----------
                                                                                                 2,031,457
                                                                                                ----------

                     CONSUMER STAPLES - 9.7%
        8,800        Chiquita Brands International, Inc.*                                            8,800
       24,900        Kroger Co. *                                                                  673,856
        6,000        Procter & Gamble Company                                                      470,625
                                                                                                ----------
                                                                                                 1,153,281
                                                                                                ----------

        4,700        ENERGY - 1.4%
                     Ashland Inc.                                                                  168,683
                                                                                                ----------

                     FINANCIALS - 26.0%
        8,300        American Financial Group, Inc.                                                220,469
       14,529        Cincinnati Financial Corporation                                              574,804
       11,300        Duke-Weeks Realty Corporation                                                 278,263
       12,572        Fifth Third Bancorp                                                           751,233
        1,949        First Financial Bancorp                                                        33,133
       21,900        Firstar Corporation                                                           509,175
        2,300        Great American Financial Resources, Inc.                                       43,988
        3,804        KeyCorp                                                                       106,512
        5,600        Midland Company                                                               155,400
        3,000        Ohio Casualty Corporation                                                      30,000
        1,700        PNC Financial Services Group, Inc.                                            124,206
        7,125        Provident Financial Group, Inc.                                               267,188
                                                                                                ----------
                                                                                                 3,094,371
                                                                                                ----------


                 See accompanying notes to financial statements.
--------------------------------------------------------------------------------

                               CINCINNATI FUND(R)
------------------Portfolio of Investments - December 31, 2000------------------

      Shares                                                                                        Value
      ------                                                                                        -----

                     HEALTH CARE - 5.0%
        2,700        Duramed Pharmaceuticals, Inc. *                                             $   9,028
        3,800        Johnson & Johnson                                                             399,237
        4,700        Kendle International Inc. *                                                    46,706
        9,522        Meridian Diagnostics, Inc.                                                     47,015
        4,000        Omnicare, Inc.                                                                 86,500
                                                                                                ----------
                                                                                                   588,486
                                                                                                ----------

                     INDUSTRIALS - 24.8%
       11,800        Chemed Corporation                                                            396,775
       11,600        Cintas Corporation                                                            616,975
       13,200        Convergys Corporation *                                                       598,125
        3,700        Delta Air Lines, Inc.                                                         185,694
       10,900        General Electric Company                                                      522,519
       19,700        LSI Industries Inc.                                                           402,619
       14,100        Milacron Inc.                                                                 226,481
                                                                                                ----------
                                                                                                 2,949,188
                                                                                                ----------


                     INFORMATION TECHNOLOGY - 1.7%
       20,000        Structural Dynamics Research Corporation *                                    200,000
                                                                                                ----------

                     MATERIALS - 0.9%
        2,000        AK Steel Holding Corporation                                                   17,500
        4,000        Multi-Color Corporation *                                                      34,000
        6,000        NS Group, Inc. *                                                               56,700
                                                                                                ----------
                                                                                                   108,200
                                                                                                ----------


                     TELECOMMUNICATION SERVICES - 4.7%
        1,300        AT&T Corp.                                                                     22,506
       23,200        Broadwing Inc. *                                                              529,250
                                                                                                ----------
                                                                                                   551,756
                                                                                                ----------


       11,600        UTILITIES -
                     3.4% Cinergy Corp.                                                            407,392
                                                                                                ----------
                                                                                                11,252,814
                                                                                                ----------
                         Total common stocks (cost $6,342,465)


                 See accompanying notes to financial statements.
--------------------------------------------------------------------------------

                               CINCINNATI FUND(R)
------------------Portfolio of Investments - December 31, 2000------------------


                                                                                                Value
                                                                                                -----
                     REPURCHASE AGREEMENT - 5.6% **
                     4.25% repurchase agreement with Firstar Bank, N.A.,
                        dated December 29, 2000, due January 2, 2001
                        (repurchase proceeds $670,316)                                        $  670,000
                                                                                            ------------

                        Total common stocks and repurchase agreement - 100.3%                 11,922,814

                     LIABILITIES IN EXCESS OF OTHER ASSETS - (0.3%)                              (40,725)
                                                                                            ------------
                     NET ASSETS - 100.0%                                                    $ 11,882,089
                                                                                            ============



                     *  Non-income producing.
                     ** Repurchase agreement fully collateralized by U.S.
                        Government Agency obligations.

                See accompanying notes to financial statements.
--------------------------------------------------------------------------------

                               CINCINNATI FUND(R)
-------------Statement of Assets and Liabilities - December 31, 2000------------


ASSETS:
Common stocks, at value (cost $6,342,465)                            $11,252,814
Repurchase agreement                                                     670,000
Dividends and interest receivable                                         12,193
Receivable for fund shares sold                                              853
Other assets                                                               2,785
                                                                     -----------
   Total assets                                                       11,938,645
                                                                     -----------

LIABILITIES:
Payable for fund shares redeemed                                          19,367
Distributions payable to shareholders                                     18,862
Other accrued expenses and liabilities                                    18,327
                                                                     -----------
   Total liabilities                                                      56,556
                                                                     -----------
NET ASSETS                                                           $11,882,089
                                                                     ===========

NET ASSETS CONSIST OF:
Paid-in capital                                                      $ 6,961,286
Undistributed net investment income                                          311
Accumulated net realized gain on investment transactions                  10,143
Net unrealized appreciation on investments                             4,910,349
                                                                     -----------

   Net assets                                                        $11,882,089
                                                                     ===========

FUND SHARES OUTSTANDING
(unlimited number of shares authorized, no par value)                    636,797
                                                                     ===========

NET ASSET VALUE, OFFERING PRICE AND
   REDEMPTION PRICE PER SHARE                                        $     18.66
                                                                     ===========

                 See accompanying notes to financial statements.
--------------------------------------------------------------------------------

                               CINCINNATI FUND(R)
---------Statement of Operations - For the Year Ended December 31, 2000---------




INVESTMENT INCOME:
Dividends                                                           $   229,192
Interest                                                                  7,621
                                                                    -----------
   Total investment income                                              236,813
                                                                    -----------

EXPENSES:
Transfer agent and accounting fees                                       78,726
Investment advisory and management fees                                  73,717
Reports to shareholders                                                  15,575
Professional fees                                                        11,496
Trustees' fees                                                           10,705
Custodian fees                                                            9,255
Insurance expense                                                         4,786
Registration fees                                                         4,500
Other expenses                                                            3,237
                                                                    -----------
   Total expenses                                                       211,997
                                                                    -----------

NET INVESTMENT INCOME                                                    24,816
                                                                    -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investment transactions                          1,010,689
Net decrease in unrealized appreciation on investments                 (973,118)
                                                                    -----------
   Net realized and unrealized gain on investments                       37,571
                                                                    -----------

NET INCREASE IN NET ASSETS FROM OPERATIONS                          $    62,387
                                                                    ===========


                See accompanying notes to financial statements.
--------------------------------------------------------------------------------

                               CINCINNATI FUND(R)
-----------------------Statements of Changes in Net Assets----------------------


                                                                       Year Ended December 31,
                                                                   ------------------------------
                                                                        2000             1999
                                                                   ------------      ------------
FROM OPERATIONS:
Net investment income                                              $     24,816      $    114,055
Net realized gain on investment transactions                          1,010,689            20,718
Net decrease in unrealized appreciation on investments                 (973,118)       (1,192,108)
                                                                   ------------      ------------
   Net increase (decrease) in net assets from operations                 62,387        (1,057,335)
                                                                   ------------      ------------

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income                                              (25,920)         (113,675)
From net realized gain on investment transactions                    (1,000,724)          (25,972)
                                                                   ------------      ------------
   Decrease in net assets from distributions to shareholders         (1,026,644)         (139,647)
                                                                   ------------      ------------

FROM FUND SHARE TRANSACTIONS:
Proceeds from shares sold                                               495,473         1,442,510
Net asset value of shares issued in reinvestment of
   distributions to shareholders                                      1,007,725           110,040
Payments for shares redeemed                                         (8,536,786)       (7,019,884)
                                                                   ------------      ------------
   Net decrease in net assets from fund shares transactions          (7,033,588)       (5,467,334)
                                                                   ------------      ------------

NET DECREASE IN NET ASSETS                                           (7,997,845)       (6,664,316)

NET ASSETS:
Beginning of year                                                    19,879,934        26,544,250
                                                                   ------------      ------------
End of year                                                        $ 11,882,089      $ 19,879,934
                                                                   ============      ============

UNDISTRIBUTED NET INVESTMENT INCOME                                $        311      $        380
                                                                   ============      ============

FUND SHARE TRANSACTIONS:
Shares sold                                                              26,281            71,004
Shares issued in reinvestment of distributions to shareholders           54,004             5,547
Shares redeemed                                                        (445,532)         (348,159)
                                                                   ------------      ------------
   Net decrease in fund shares outstanding                             (365,247)         (271,608)
Shares outstanding, beginning of year                                 1,002,044         1,273,652
                                                                   ------------      ------------
Shares outstanding, end of year                                         636,797         1,002,044
                                                                   ============      ============


                 See accompanying notes to financial statements.
--------------------------------------------------------------------------------

                               CINCINNATI FUND(R)
----------Financial Highlights - Per Share Data for a Share Outstanding---------


                                                                Year Ended December 31,
                                         ----------------------------------------------------------------------
                                           2000           1999            1998          1997             1996
                                         --------       --------       --------       --------          -------


BEGINNING NET ASSET VALUE                $  19.84       $  20.84       $  18.98       $  15.40          $ 13.12
                                         --------       --------       --------       --------          -------

INVESTMENTS OPERATIONS:
Net investment income                        0.04           0.12           0.06           0.07             0.02
Net gain (loss) on investments               0.53          (0.98)          2.20           4.39             2.60
                                         --------       --------       --------       --------          -------
   Total from investment operations          0.57          (0.86)          2.26           4.46             2.62
                                         --------       --------       --------       --------          -------

DISTRIBUTIONS:
Dividends from net investment income        (0.04)         (0.12)         (0.06)         (0.07)           (0.02)
Distributions from net realized gain        (1.71)         (0.02)         (0.34)         (0.81)           (0.32)
                                         --------       --------       --------       --------          -------
   Total distributions                      (1.75)         (0.14)         (0.40)         (0.88)           (0.34)
                                         --------       --------       --------       --------          -------


ENDING NET ASSET VALUE                   $  18.66       $  19.84       $  20.84       $  18.98          $ 15.40
                                         ========       ========       ========       ========          =======

TOTAL RETURN                                 2.92%         (4.13%)        11.89%         28.98%           19.98%

ENDING NET ASSETS (000's)                $ 11,882       $ 19,880       $ 26,544       $ 17,527          $ 8,984

AVERAGE NET ASSET RATIOS:
Net expenses                                 1.44%          1.28%          1.37%          1.69%(1)         2.00%
Net investment income                        0.17%          0.49%          0.30%          0.50%(1)         0.13%

PORTFOLIO TURNOVER RATE                         0%            22%             8%            17%              10%



(1) The ratio of net expenses to average net assets would have increased and the ratio of net investment income to average net assets would have decreased by 0.01% in 1997 had the Adviser not voluntarily waived fees or reimbursed expenses.






                 See accompanying notes to financial statements.
--------------------------------------------------------------------------------

                               CINCINNATI FUND(R)
----------------Notes to Financial Statements - December 31, 2000---------------

  1.   SIGNIFICANT ACCOUNTING POLICIES
  The Gateway Trust (the Trust) is a family of three diversified mutual funds. The financial statements of the Cincinnati Fund (the Fund) are included in this report. The investment objective of the Fund is to achieve capital appreciation through investment in the common stock of companies with an important presence in the Greater Cincinnati Area. The financial statements of the Gateway Fund and the Gateway Small Cap Index Fund are included in separate reports. The Trust is registered under the Investment Company Act of 1940.

  The following is a summary of the Fund's significant accounting policies:

  INVESTMENTS VALUATION -- The Fund normally values common stocks at the last reported sales price as of the close of the regular session of trading on the New York Stock Exchange (normally 4:00 P.M., Eastern time) or, if not traded on a particular day, at the average of the closing bid and asked quotations. Securities for which market quotations are not readily available and securities in which trading has been suspended during the day are valued at fair value as determined in good faith under procedures adopted by the Board of Trustees. Prior to May 1, 2000, the Fund normally valued common stocks at the average of the closing bid and asked quotations.

  SHARE VALUATION -- The net asset value per share of the Fund is calculated daily by dividing the total value of the Fund's assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share is equal to the net asset value per share.

  INVESTMENT TRANSACTIONS, INVESTMENT INCOME AND EXPENSES -- Investment transactions are recorded on the trade date. Capital gains and losses are calculated on an identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is accrued daily. Expenses that cannot be directly associated with a specific Trust fund are allocated under policies approved by the Board of Trustees.

  DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income and net realized capital gains, if any, are recorded on the ex-dividend date and are declared and paid to shareholders annually.

  FEDERAL INCOME TAXES -- The Fund intends to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and distribute substantially all of its taxable income to shareholders. Based on this policy, the Fund makes no provision for income taxes.

  At December 31, 2000, gross unrealized appreciation on common stocks totaled $5,003,064 and gross unrealized depreciation totaled $92,715, based on a $6,342,465 federal income tax cost of common stocks.


--------------------------------------------------------------------------------

                               CINCINNATI FUND(R)
----------------Notes to Financial Statements - December 31, 2000---------------


  On December 29, 2000, the Fund declared and paid a long-term capital gain distribution of $1,000,724 or $1.7142 per share. As required by federal income tax regulations, shareholders received notification of their portion of the Fund's taxable gain distribution early in 2001.

  REPURCHASE AGREEMENTS -- The Fund requires the custodian to hold sufficient collateral to secure repurchase agreements. To reduce the chance of loss in its repurchase transactions, the Fund enters into repurchase agreements only with banks that have more than $1 billion in assets and are creditworthy in the judgment of Gateway Investment Advisers, L.P. (the Adviser).

  ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

  2.   TRANSACTIONS WITH AFFILIATES
  The Fund pays the Adviser an investment advisory and management fee computed at an annual rate of 0.50% of the Fund's average daily net assets.

  The Adviser provides shareholder, transfer, dividend disbursing, accounting and administrative services to the Fund. The Fund compensates the Adviser for these services at a fixed rate of $4,000 per month, plus the greater of $2,500 per month or an annual rate of 0.20% of the Fund's average daily net assets.

  If total expenses for any fiscal year (excluding taxes, interest, brokerage commissions and expenses of an extraordinary nature) exceed 2.00% of the Fund's average daily net assets, the advisory contract requires the Adviser to waive some or all of its fee as necessary to limit the Fund's expenses to this level.

  3.   INVESTMENT TRANSACTIONS
  For the year ended December 31, 2000, proceeds from sales of investment securities (excluding short-term investments) totaled $8,583,564. There were no purchases of long-term investment securities during the year.

  4.   BANK LINE OF CREDIT
  The Fund has an uncommitted $1,000,000 bank line of credit to be used as a temporary liquidity source for meeting redemption requests. Borrowings under this arrangement, which expires October 31, 2001, bear interest at the bank's prime rate minus 0.50%. There are no fees associated with maintaining this facility. For the year ended December 31, 2000, there were no borrowings on this line of credit.

--------------------------------------------------------------------------------

                               CINCINNATI FUND(R)
--------------------Report of Independent Public Accountants--------------------

To the Shareholders and Board of Trustees of the Cincinnati Fund(R) of The Gateway Trust:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Cincinnati Fund (one of the funds constituting THE GATEWAY TRUST (the Trust)) as of December 31, 2000, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2000, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Cincinnati Fund of The Gateway Trust as of December 31, 2000, the results of its operations for the year then ended, the changes in its net assets for eachof the two years in the period then ended, and the financial highlights for each of the five years in the periods then ended, in conformity with accounting principles generally accepted in the United States.

ARTHUR ANDERSEN LLP

Cincinnati, Ohio
January 19, 2001
--------------------------------------------------------------------------------

                               CINCINNATI FUND(R)
--------------------------------The Gateway Trust-------------------------------



                               INVESTMENT ADVISER:
                        Gateway Investment Advisers, L.P.

                             SHAREHOLDER SERVICING:
                        Gateway Investment Advisers, L.P.

                                    AUDITORS:
                               Arthur Andersen LLP
                                 Cincinnati, OH

                                   CUSTODIAN:
                               Firstar Bank, N.A.
                                 Cincinnati, OH

                                    TRUSTEES:
                                James M. Anderson
                               Stefen F. Brueckner
                               Kenneth A. Drucker
                                Beverly J. Fertig
                                 R. S. Harrison
                                J. Patrick Rogers
                                 Walter G. Sall
                              William H. Schneebeck
                                 James E. Schwab

--------------------------------------------------------------------------------

=================================AFFORDABILITY==================================

                       $1,000 Minimum Initial Investment

                      $500 Minimum Initial IRA Investment

                       $100 Minimum Additional Investment

                           No Annual Account Charges

                              No-Fee IRA Accounts

==================================CONVENIENCE===================================

                 Free Telephone Exchanges Between Gateway Funds

                          Automatic Investment Program

                         Systematic Withdrawal Program

                             Telephone Redemptions

==================================FLEXIBILITY===================================

      The Cincinnati Fund(R) is available for numerous investment options:

                                  Individuals

                                      IRAs

                                     Trusts

                                 Pension Plans

                                Gifts to Minors

                                                                   GATEWAY
                                                               SMALL CAP INDEX
                                                                     FUND

                                                                ------------

                                                                ANNUAL REPORT
                                                                    2000

           THE
         GATEWAY
          TRUST
         -------
      P. O. BOX 5211
CINCINNATI, OH  45201-5211
      (800) 354-6339

--------------------------------------------------------------------------------
                          GATEWAY SMALL CAP INDEX FUND
                        TOTAL RETURNS - DECEMBER 31, 2000
--------------------------------------------------------------------------------

                                               AVERAGE ANNUAL TOTAL RETURN
                                       -------------------------------------------

                                        One      Three      Five    Since Inception  Price
                                       Year      Years      Years     on 6/16/93   Per Share
                                       ----      -----      -----     ----------   ---------

GATEWAY SMALL CAP
   INDEX FUND                           (8.34%)   4.57%      10.05%      9.39%         $8.99

Wilshire Small Cap Index                (4.33)    9.33       14.68

Russell 2000 Index                      (3.02)    4.65       10.31


                                                 CUMULATIVE TOTAL RETURN
                                       -------------------------------------------

                                         One     Three      Five    Since Inception
                                        Year     Years      Years      on 6/16/93
                                        ----     -----      -----      ----------

GATEWAY SMALL CAP
   INDEX FUND                           (8.34%)  14.34%      61.45%      96.90%

Wilshire Small Cap Index                (4.33)   30.65       98.47

Russell 2000 Index                      (3.02)   14.60       63.36


Data sources throughout this report: Gateway Investment Advisers, L.P.,
                            TowersData and Bloomberg

Performance data throughout this report represents past performance. The average annual total return figures assume the reinvestment of distributions. Your investment return and principal value of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost.

      This report must be preceded or accompanied by a current prospectus.

--------------------------------------------------------------------------------
                          GATEWAY SMALL CAP INDEX FUND
                                CHAIRMAN'S LETTER
--------------------------------------------------------------------------------

Dear Shareholder:

The market for small capitalization stocks split into two camps during 2000. Those stocks traditionally defined as value stocks (old economy) continued the recovery that began in 1999. The growth sectors (new economy) saw the end to the spectacular gains that characterized the two years ending in 1999. The combination, as reflected in the Gateway Small Cap Index Fund's indexed portfolio, was a blend of these two highly polarized sectors. While results were disappointing, they attest to the wisdom of a fully diversified indexed strategy.

Please read portfolio manager Patrick Rogers's report on the following pages. His effort to faithfully match the Wilshire Small Cap Index in a year of great change has preserved the Fund's integrity. The Fund remains poised to participate in the superior growth characteristics of small cap stocks that have been proven over long periods of time.

Gateway maintains its faith in the small cap sector of the market. This is where creativity and entrepreneurial talent are most dramatically exhibited. The downside of a market cycle offers exciting opportunities. The Gateway Small Cap Index Fund is there.

Cordially,

/s/ Walter G. Sall

Walter G. Sall
Chairman

--------------------------------------------------------------------------------
                          GATEWAY SMALL CAP INDEX FUND
                           PORTFOLIO MANAGER'S REPORT
--------------------------------------------------------------------------------

The past year was clearly the most difficult market environment experienced by the Gateway Small Cap Index Fund. All of the major stock indexes posted losses for the year. The S&P 500 Index registered its worst showing since the political instability of the early 1970s to finish the year with a total return of -9.10%. Likewise, the Russell 2000 Index produced a negative return of 3.02% for the year. The NASDAQ clearly suffered the most, losing an amazing 39.29%, its worst year since performance was charted beginning in 1971.

-------------------------------------------------------------------------------
                         QUARTERLY PERFORMANCE - 2000
-------------------------------------------------------------------------------
                        GATEWAY SMALL
                       CAP INDEX FUND      S&P 500 INDEX    RUSSELL 2000 INDEX
-------------------------------------------------------------------------------
1st quarter                  4.83%             2.29%              7.08%
-------------------------------------------------------------------------------
2nd quarter                  0.70%            (2.66%)            (3.78%)
-------------------------------------------------------------------------------
3rd quarter                 (1.04%)           (0.97%)             1.11%
-------------------------------------------------------------------------------
4th quarter                (12.25%)           (7.82%)            (6.91%)
-------------------------------------------------------------------------------
2000 TOTAL                  (8.34%)           (9.10%)            (3.02%)
-------------------------------------------------------------------------------

For the twelve months ended December 31, 2000, the Gateway Small Cap Index Fund produced a total return of -8.34%. As the above table shows, the Fund's performance was not affected by the ills of the market until the last quarter of the year when the losses experienced by the Information Technology sector dragged performance downward.

The Gateway Small Cap Index Fund invests in the 250 stocks in the Wilshire Small Cap Index. The weighted average market capitalization of the portfolio as of December 31, 2000, was $1.4 billion. The largest industry sector was Information Technology at 18.2%. On two occasions during the year, the Wilshire group made significant changes to the makeup of the 250 stocks populating the Index. Largely as a result of investment transactions to rebalance the Fund's portfolio to stay aligned with the Index, the Gateway Small Cap Index Fund on December 29 declared a short-term capital gain distribution of $1.1980 per share and a long-term capital gain distribution of $2.3333 per share. These rebalancings also impacted the Fund's portfolio turnover ratio.

-------------------------------------------------------------------------------
                          GATEWAY SMALL CAP INDEX FUND
                           PORTFOLIO MANAGER'S REPORT
-------------------------------------------------------------------------------

                                                     PERCENTAGE OF NET
                     STOCKS                               ASSETS
-------------------------------------------------------------------------
Oxford Health Plans, Inc.                                   1.58%
Radian Group Inc.                                           1.33%
Enzon, Inc.                                                 1.26%
Cephalon, Inc.                                              1.24%
Beckman Coulter, Inc.                                       1.17%
Wind River Systems, Inc.                                    1.15%
Polycom, Inc.                                               1.12%
Lennar Corporation                                          1.08%
Chris-Craft Industries, Inc.                                1.08%
Bank United Corp. - Class A                                 1.04%
-------------------------------------------------------------------------

We appreciate your support during a very difficult year. As the equity markets continue to probe for a final support level before resuming the growth we have all come to expect, we look forward to improved success in 2001!

/s/ Patrick Rogers

Patrick Rogers, CFA
Portfolio Manager

--------------------------------------------------------------------------------
                          GATEWAY SMALL CAP INDEX FUND
                           PORTFOLIO MANAGER'S REPORT
--------------------------------------------------------------------------------



                     GROWTH OF A $10,000 INVESTMENT [GRAPH]
                            June 16, 1993 (inception date) - December 31, 2000

                                  [LINEGRAPH]

   GATEWAY SMALL  RUSSELL 2000
  CAP INDEX FUND     INDEX

     $10,000.00    $10,000.00
     $10,100.00    $10,062.00
     $10,179.99    $10,200.86
     $10,539.96    $10,641.53
     $10,639.98    $10,941.62
     $10,579.97    $11,222.82
     $10,449.94    $10,853.59
     $10,649.96    $11,224.79
     $10,927.81    $11,577.24
     $10,866.62    $11,535.57
     $10,362.41    $10,926.49
     $10,310.90    $10,990.95
     $10,156.55    $10,867.86
     $9,807.17     $10,498.35
     $9,982.12     $10,670.52
     $10,517.27    $11,264.87
     $10,249.71    $11,227.70
     $10,332.01    $11,183.91
     $9,879.22     $10,732.08
     $10,012.99    $11,020.77
     $9,857.02     $10,881.91
     $10,272.93    $11,334.60
     $10,428.90    $11,529.55
     $10,647.25    $11,785.51
     $10,886.38    $11,988.22
     $11,250.32    $12,610.41
     $11,863.78    $13,336.77
     $12,102.93    $13,612.84
     $12,113.32    $13,856.51
     $11,624.64    $13,237.12
     $11,988.49    $13,793.08
     $12,195.89    $14,157.22
     $12,173.81    $14,141.64
     $12,471.83    $14,582.86
     $12,847.11    $14,880.35
     $13,476.23    $15,676.45
     $13,862.59    $16,294.10
     $13,255.69    $15,624.42
     $12,317.58    $14,260.41
     $13,001.95    $15,088.94
     $13,520.73    $15,678.91
     $13,443.52    $15,437.46
     $14,094.73    $16,073.48
     $14,274.58    $16,494.61
     $14,641.43    $16,824.50
     $14,594.14    $16,417.34
     $14,014.17    $15,642.45
     $14,203.50    $15,686.25
     $15,197.75    $17,430.56
     $15,623.89    $18,178.33
     $16,736.47    $19,023.62
     $17,138.14    $19,459.26
     $17,978.43    $20,883.68
     $17,232.86    $19,966.88
     $17,114.47    $19,837.10
     $17,220.41    $20,184.25
     $17,105.38    $19,865.34
     $18,561.73    $21,333.39
     $19,353.76    $22,212.32
     $19,698.64    $22,334.49
     $18,523.42    $21,130.66
     $18,191.30    $21,175.03
     $16,786.93    $19,459.86
     $13,350.31    $15,680.75
     $14,206.20    $16,908.56
     $15,010.98    $17,598.42
     $15,854.14    $18,520.58
     $16,636.07    $19,667.01
     $17,314.16    $19,928.58
     $16,044.51    $18,314.36
     $16,289.83    $18,600.07
     $17,718.28    $20,266.63
     $17,819.28    $20,562.52
     $18,627.21    $21,491.95
     $18,122.22    $20,903.07
     $17,617.16    $20,129.66
     $17,703.66    $20,133.68
     $18,352.85    $20,214.22
     $19,391.62    $21,421.01
     $21,481.26    $23,845.87
     $20,381.42    $23,461.95
     $23,935.94    $27,335.51
     $22,521.33    $25,534.10
     $22,158.73    $23,996.95
     $21,041.93    $22,597.93
     $22,676.89    $24,568.47
     $21,685.91    $23,777.36
     $23,479.34    $25,591.58
     $22,441.55    $24,839.18
     $21,828.89    $23,731.36
     $18,652.79    $21,294.15
     $19,693.62    $23,123.31


-----------------------------------------------
         GATEWAY SMALL CAP INDEX FUND
         AVERAGE ANNUAL TOTAL RETURNS
           AS OF DECEMBER 31, 2000
    One Year                    (8.34%)
    Five Years                  10.05%
    Life of Fund                 9.39%

Performance data throughout this report represents past performance. The average annual total return figures assume the reinvestment of distributions. Your investment return and principal value of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost.

--------------------------------------------------------------------------------
                          GATEWAY SMALL CAP INDEX FUND
                  PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2000
--------------------------------------------------------------------------------

       Shares                                                                                        Value
       ------                                                                                        -----

                      COMMON STOCKS - 97.5%
                      CONSUMER DISCRETIONARY - 16.5%
        2,200         Ames Department Stores, Inc. *                                            $    3,163
        1,900         Applebee's International, Inc.                                                59,731
        2,900         Aztar Corporation *                                                           37,519
        4,500         Be Free, Inc. *                                                                9,844
        2,600         Bob Evans Farms, Inc.                                                         55,413
        5,400         Callaway Golf Company                                                        100,575
        7,400         Charming Shoppes, Inc. *                                                      44,400
        2,400         Cheesecake Factory Incorporated *                                             92,100
        2,552         Chris-Craft Industries, Inc. *                                               169,708
        1,400         Dress Barn, Inc. *                                                            40,600
        7,000         Extended Stay America, Inc. *                                                 89,950
        2,300         Fossil, Inc. *                                                                33,314
        7,200         Hollinger International Inc.                                                 114,300
        2,300         Houghton Mifflin Company                                                     106,663
        3,100         Insight Enterprises, Inc. *                                                   55,606
       20,600         Internet Capital Group, Inc. *                                                67,594
        3,200         Kaufman and Broad Home Corporation                                           107,800
        1,800         Kellwood Company                                                              38,025
        4,500         La-Z-Boy Incorporated                                                         70,875
        2,300         Lands' End, Inc. *                                                            57,776
        4,700         Lennar Corporation                                                           170,375
        1,900         Lone Star Steakhouse & Saloon, Inc.                                           18,288
        3,950         Mohawk Industries, Inc. *                                                    108,131
        2,400         Nautica Enterprises, Inc. *                                                   36,563
        1,800         Papa John's International, Inc. *                                             40,050
        8,300         PETsMART, Inc. *                                                              23,863
        3,800         Pinnacle Systems, Inc. *                                                      28,025
        3,000         Pulte Corporation                                                            126,563
        4,800         PurchasePro.com, Inc. *                                                       84,000
        4,600         Ruby Tuesday, Inc.                                                            70,150
        1,500         Russ Berrie and Company, Inc.                                                 31,688
        1,300         Scholastic Corporation *                                                     115,213
        4,900         StarMedia Network, Inc. *                                                      9,264


                 See accompanying notes to financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                          GATEWAY SMALL CAP INDEX FUND
                  PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2000
--------------------------------------------------------------------------------

       Shares                                                                                        Value
       ------                                                                                        -----


                      CONSUMER DISCRETIONARY (CONTINUED)
        4,550         Station Casinos, Inc. *                                                   $   67,966
        3,100         Stride Rite Corporation                                                       21,700
        3,000         Sunglass Hut International, Inc. *                                            15,375
        2,000         Superior Industries International, Inc.                                       63,125
       10,300         Venator Group, Inc. *                                                        159,650
        1,100         West Pharmaceutical Services, Inc.                                            27,019
        3,700         WestPoint Stevens Inc.                                                        27,713
        1,700         WorldGate Communications, Inc. *                                               6,481
                                                                                                 ---------
                                                                                                 2,606,158
                                                                                                 ---------

                      CONSUMER STAPLES - 3.3%
        1,807         Block Drug Company, Inc. - Class A                                            95,206
        2,100         Dreyer's Grand Ice Cream, Inc.                                                67,725
        3,100         Earthgrains Company                                                           57,350
        2,900         Fleming Companies, Inc.                                                       34,256
        5,100         NBTY, Inc. *                                                                  24,225
        5,400         Perrigo Company *                                                             44,719
        4,500         Playtex Products, Inc. *                                                      43,313
        2,300         Ralcorp Holdings, Inc. *                                                      37,663
        2,000         Whole Foods Market, Inc. *                                                   122,250
                                                                                                 ---------
                                                                                                   526,707
                                                                                                 ---------
                      ENERGY - 5.1%
        2,400         Barrett Resources Corporation *                                              136,350
        2,200         Cabot Oil & Gas Corporation - Class A                                         68,613
        4,300         Marine Drilling Companies, Inc. *                                            115,025
        5,100         Newpark Resources, Inc. *                                                     48,769
        5,700         Parker Drilling Company *                                                     28,856
        3,000         Pogo Producing Company                                                        93,375
        5,000         Pride International, Inc. *                                                  123,125
        3,100         Tesoro Petroleum Corporation *                                                36,038
        7,006         Varco International, Inc. *                                                  152,381
                                                                                                 ---------
                                                                                                   802,532
                                                                                                 ---------

                 See accompanying notes to financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                          GATEWAY SMALL CAP INDEX FUND
                  PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2000
--------------------------------------------------------------------------------

       Shares                                                                                        Value
       ------                                                                                        -----

                      FINANCIALS - 15.3%
        6,300         21st Century Insurance Group                                              $   89,775
        2,100         Advanta Corp. - Class A                                                       18,506
        5,100         Allied Capital Corporation                                                   106,463
        5,700         AmeriCredit Corp. *                                                          155,325
        2,400         Bank United Corp. - Class A                                                  163,650
        8,100         Catellus Development Corporation *                                           141,750
        3,500         City National Corporation                                                    135,844
        3,100         Community First Bankshares, Inc.                                              58,513
        3,000         Doral Financial Corporation                                                   72,563
        2,800         Enhance Financial Services Group Inc.                                         43,225
        4,700         First American Corporation                                                   154,513
        5,100         Fremont General Corporation                                                   14,344
        5,100         Independence Community Bank Corp.                                             81,281
          300         Liberty Corporation                                                           12,206
        1,800         Nationwide Financial Services, Inc. - Class A                                 85,500
        2,300         NetBank, Inc. *                                                               15,094
        2,053         Provident Bankshares Corporation                                              42,856
        2,800         Radian Group Inc.                                                            210,175
        3,400         Raymond James Financial, Inc.                                                118,575
        2,200         Riggs National Corporation                                                    30,663
        4,600         Roslyn Bancorp, Inc.                                                         125,638
        3,600         Silicon Valley Bancshares *                                                  124,425
        4,331         Valley National Bancorp                                                      144,276
        3,853         Washington Federal, Inc.                                                     109,570
        2,700         Westamerica Bancorporation                                                   116,100
        1,300         Zenith National Insurance Corp.                                               38,188
                                                                                               -----------
                                                                                                 2,409,018
                                                                                               -----------

                      HEALTH CARE - 13.2%
        2,500         Aclara Biosciences Inc. *                                                     27,188
        3,600         Alliance Pharmaceutical Corp. *                                               31,050
        3,000         Alpharma Inc. - Class A                                                      131,625
        1,600         Aviron *                                                                     106,900
        4,400         Beckman Coulter, Inc.                                                        184,525

                 See accompanying notes to financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                          GATEWAY SMALL CAP INDEX FUND
                  PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2000
--------------------------------------------------------------------------------

       Shares                                                                                        Value
       ------                                                                                        -----

                      HEALTH CARE (CONTINUED)
        4,100         Bio-Technology General Corp. *                                           $    28,956
        2,500         Cell Genesys, Inc. *                                                          57,031
        3,100         Cephalon, Inc. *                                                             196,269
        4,400         Coventry Health Care, Inc. *                                                 117,425
        5,500         CYTOGEN Corporation *                                                         12,891
          700         DaVita, Inc. *                                                                11,988
        3,800         DENTSPLY International Inc.                                                  148,675
        1,100         Diagnostic Products Corporation                                               60,088
        4,400         Edwards Lifesciences Corporation *                                            78,100
        3,200         Enzon, Inc. *                                                                198,600
        1,900         Gene Logic Inc. *                                                             34,913
        1,600         Geron Corporation *                                                           24,700
        2,000         Haemonetics Corporation *                                                     61,750
        2,400         IDEXX Laboratories, Inc. *                                                    52,800
        3,700         Immunomedics, Inc. *                                                          79,550
        3,600         Mid Atlantic Medical Services, Inc. *                                         71,325
        3,100         Neoforma.com, Inc. *                                                           2,519
        1,700         NeoRx Corporation *                                                            8,925
        6,300         Oxford Health Plans, Inc. *                                                  248,850
        1,000         PolyMedica Corporation *                                                      33,375
        5,200         PSS World Medical, Inc. *                                                     26,000
        4,600         VISX, Incorporated *                                                          48,013
                                                                                               -----------
                                                                                                 2,084,031
                                                                                               -----------

                      INDUSTRIALS - 15.5%
        3,600         Airborne, Inc.                                                                35,100
        5,500         Akamai Technologies, Inc. *                                                  115,844
        2,000         Alaska Air Group, Inc. *                                                      59,500
        2,309         Albany International Corp. - Class A *                                        31,027
        2,600         AptarGroup, Inc.                                                              76,375
        1,900         Arnold Industries, Inc.                                                       34,200
        2,500         Baldor Electric Company                                                       52,813
        1,900         Banta Corporation                                                             48,298
        2,300         Carlisle Companies Incorporated                                               98,756


                 See accompanying notes to financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                          GATEWAY SMALL CAP INDEX FUND
                  PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2000
--------------------------------------------------------------------------------

       Shares                                                                                        Value
       ------                                                                                        -----

                      INDUSTRIALS (CONTINUED)
          800         Chemed Corporation                                                       $    26,900
        1,900         CLARCOR Inc.                                                                  39,306
        1,600         Digital River, Inc. *                                                          3,800
        3,300         Donaldson Company, Inc.                                                       91,781
        3,100         Dycom Industries, Inc. *                                                     111,406
        2,000         Electro Scientific Industries, Inc. *                                         56,000
        3,100         GenCorp Inc.                                                                  29,838
        4,500         Hon Industries, Inc.                                                         114,750
        2,600         J. B. Hunt Transport Services, Inc. *                                         43,713
        2,300         Kennametal Inc.                                                               66,988
        3,000         Kimball International, Inc. - Class B                                         43,500
        2,600         MedQuist Inc. *                                                               41,600
        5,900         MicroStrategy Incorporated *                                                  56,050
        2,500         Milacron Inc.                                                                 40,156
          600         NACCO Industries, Inc. - Class A                                              26,213
        2,600         New Era of Networks, Incorporated *                                           15,275
        2,600         Newport News Shipbuilding Inc.                                               135,200
        2,500         Overseas Shipholding Group, Inc.                                              57,344
        3,600         Pentair, Inc.                                                                 87,075
        3,800         Pittston Company                                                              75,525
        3,600         Profit Recovery Group International, Inc. *                                   22,950
        4,000         Proxicom, Inc. *                                                              16,500
        2,300         Rollins, Inc.                                                                 46,144
        4,300         Rollins Truck Leasing Corp.                                                   34,400
        6,900         SAVVIS Communications Corporation *                                            6,038
        2,100         Standard Register Company                                                     29,925
        2,800         Teleflex Incorporated                                                        123,725
        3,000         Tetra Tech, Inc. *                                                            95,625
        2,100         Vertel Corporation *                                                           4,922
        3,000         Wallace Computer Services, Inc.                                               51,000
        5,300         Wind River Systems, Inc. *                                                   180,863
        1,800         Yellow Corporation *                                                          36,647
        2,800         York International Corporation                                                85,925
                                                                                               -----------
                                                                                                 2,448,997
                                                                                               -----------

                 See accompanying notes to financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                          GATEWAY SMALL CAP INDEX FUND
                  PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2000
--------------------------------------------------------------------------------

       Shares                                                                                        Value
       ------                                                                                        -----

                      INFORMATION TECHNOLOGY - 18.2%
        4,000         Advanced Digital Information Corporation *                                 $  92,000
        3,100         American Management Systems, Incorporated *                                   61,419
        2,800         ANTEC Corporation *                                                           22,138
        3,800         Aspect Communications Corporation *                                           30,578
        2,200         Aspen Technology, Inc. *                                                      73,150
        2,500         Avanex Corporation *                                                         148,906
        1,900         Avid Technology, Inc. *                                                       34,705
        1,700         Aware, Inc. *                                                                 30,175
          800         Bottomline Technologies, Inc. *                                               20,550
        4,100         Brightpoint, Inc. *                                                           14,350
        3,400         Broadbase Software, Inc. *                                                    21,250
        4,600         Cambridge Technology Partners, Inc. *                                         12,075
        2,500         Cerner Corporation *                                                         115,625
        5,700         Cirrus Logic, Inc. *                                                         106,875
        1,700         Com21, Inc. *                                                                  7,969
        4,000         Concurrent Computer Corporation *                                             21,500
        4,000         Credence Systems Corporation *                                                92,000
        2,300         Cymer, Inc. *                                                                 59,189
        5,400         DMC Stratex Networks, Inc. *                                                  81,000
        1,600         F5 Networks, Inc. *                                                           15,200
        2,500         Filenet Corp. *                                                               68,125
        2,000         Gadzoox Networks, Inc. *                                                       4,188
        2,800         General Semiconductor, Inc. *                                                 17,500
        1,700         Gerber Scientific, Inc.                                                       14,556
        4,800         Glenayre Technologies, Inc. *                                                 16,950
        2,700         Globix Corporation *                                                           7,425
        4,300         Harmonic Inc. *                                                               24,456
        1,900         Hutchinson Technology Incorporated *                                          26,125
        2,430         Hyperion Solutions Corporation *                                              37,513
        1,900         Integrated Silicon Solution, Inc. *                                           27,313
        5,500         Intersil Holding Corporation *                                               126,156
        1,900         Intraware, Inc. *                                                              2,791
       19,600         Iomega Corporation *                                                          66,052
        3,600         Kulicke and Soffa Industries, Inc. *                                          40,500

                 See accompanying notes to financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                          GATEWAY SMALL CAP INDEX FUND
                  PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2000
--------------------------------------------------------------------------------

       Shares                                                                                        Value
       ------                                                                                        -----

                      INFORMATION TECHNOLOGY (CONTINUED)
        8,300         Maxtor Corporation *                                                      $   46,428
        4,800         Mentor Graphics Corporation *                                                131,700
        1,600         Mercury Computer Systems, Inc. *                                              74,300
        7,100         Micron Electronics, Inc. *                                                    27,734
        2,700         Natural MicroSystems Corporation *                                            26,663
        1,900         Net Perceptions, Inc. *                                                        3,978
        7,900         NetZero, Inc. *                                                                6,913
        3,900         Oak Technology, Inc. *                                                        33,881
        3,200         Open Market, Inc. *                                                            3,500
        5,900         P-Com, Inc. *                                                                 18,069
        2,400         Paradyne Networks, Inc. *                                                      4,350
        5,500         Polycom, Inc. *                                                              177,031
        2,100         Power Integrations, Inc. *                                                    24,150
        3,200         Puma Technology, Inc. *                                                       13,300
        2,300         Remedy Corporation *                                                          38,094
        2,900         RSA Security Inc. *                                                          153,338
        2,500         Silicon Valley Group, Inc. *                                                  71,875
        6,800         SONICblue Inc. *                                                              28,050
        2,300         SpeedFam-IPEC, Inc. *                                                         13,944
        2,624         Structural Dynamics Research Corporation *                                    26,240
        6,500         Sybase Incorporated *                                                        128,781
        3,000         Sykes Enterprises, Incorporated *                                             13,313
        2,400         Transaction Systems Architects, Inc. - Class A *                              27,750
        2,800         Valence Technology, Inc. *                                                    26,075
        2,400         Verity, Inc. *                                                                57,750
        9,700         Viasystems Group, Inc. *                                                      80,631
        3,500         Wave Systems Corp. - Class A *                                                15,750
       10,200         Western Digital Corporation *                                                 24,863
        2,300         Xircom, Inc. *                                                                35,650
                                                                                               -----------
                                                                                                 2,874,405
                                                                                               -----------

                      MATERIALS - 3.1%
        5,000         Airgas, Inc. *                                                                34,063
        8,000         AK Steel Holding Corporation                                                  70,000

                 See accompanying notes to financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                          GATEWAY SMALL CAP INDEX FUND
                  PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2000
--------------------------------------------------------------------------------

       Shares                                                                                        Value
       ------                                                                                        -----

                      MATERIALS (CONTINUED)
        1,300         Brush Engineered Materials Inc.                                           $   26,244
        1,700         Carpenter Technology Corporation                                              59,500
        1,200         Chesapeake Corporation                                                        24,675
        3,200         ESS Technology, Inc. *                                                        16,400
        4,100         Gaylord Container Corporation - Class A *                                      4,100
        2,400         Georgia Gulf Corporation                                                      40,950
        1,100         H. B. Fuller Company                                                          43,398
        2,800         Stillwater Mining Company *                                                  110,180
        3,300         Ventro Corporation *                                                           3,300
        5,000         W. R. Grace & Co. *                                                           15,938
        3,763         Wausau-Mosinee Paper Corporation                                              38,100
                                                                                               -----------
                                                                                                   486,848
                                                                                               -----------

                      TELECOMMUNICATION SERVICES - 1.9%
        2,400         ANADIGICS, Inc. *                                                             39,300
        2,800         FreeMarkets, Inc. *                                                           53,200
        2,600         IDT Corporation *                                                             52,975
        4,000         Intermedia Communications Inc. *                                              28,750
       17,400         Liberty Digital, Inc. - Class A *                                             88,088
        6,900         Metrocall, Inc. *                                                              3,234
        9,500         NorthPoint Communications Group, Inc. *                                        3,266
        5,500         TALK.com, Inc. *                                                               7,906
        3,800         Viatel, Inc. *                                                                14,131
                                                                                               -----------
                                                                                                   290,850
                                                                                               -----------

                      UTILITIES - 5.4%
        5,500         ALLETE                                                                       136,469
        1,300         CH Energy Group, Inc.                                                         58,175
        4,575         MDU Resources Group, Inc.                                                    148,719
        1,900         Northwest Natural Gas Company                                                 50,350
        2,200         ONEOK, Inc.                                                                  106,013
        2,900         Public Service Company of New Mexico                                          77,756
        2,400         Southwest Gas Corporation                                                     52,500
        2,100         UGI Corporation                                                               53,156


                 See accompanying notes to financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                          GATEWAY SMALL CAP INDEX FUND
                  PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2000
--------------------------------------------------------------------------------

       Shares                                                                                        Value
       ------                                                                                        -----

                      UTILITIES (CONTINUED)
        2,380         UniSource Energy Corporation                                             $    44,774
        5,100         Western Resources, Inc.                                                      126,544
                                                                                               -----------
                                                                                                   854,456
                                                                                               -----------

                         Total common stocks (cost $18,371,580)                                 15,384,002
                                                                                               -----------

                      REPURCHASE AGREEMENT - 2.6% **
                      4.25% repurchase agreement with Firstar Bank, N.A.,
                         dated December 29, 2000, due January 2, 2001
                         (repurchase proceeds $407,192)                                            407,000
                                                                                               -----------

                         Total common stocks and repurchase agreement - 100.1%                  15,791,002

                      LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1%)                              (20,651)
                                                                                               -----------

                      NET ASSETS - 100.0%                                                      $15,770,351
                                                                                               ===========



                    *    Non-income producing.

                    **   Repurchase agreement fully collateralized by U. S.
                         Government Agency obligations.

                 See accompanying notes to financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                          GATEWAY SMALL CAP INDEX FUND
             STATEMENT OF ASSETS AND LIABILITIES - DECEMBER 31, 2000
--------------------------------------------------------------------------------


ASSETS:
Common stocks, at value (cost $18,371,580)                                $ 15,384,002
Repurchase agreement                                                           407,000
Dividends and interest receivable                                                9,025
Receivable for investments sold                                                 78,400
Receivable for fund shares sold                                                    727
Other assets                                                                     7,967
                                                                          ------------
   Total assets                                                             15,887,121
                                                                          ------------

LIABILITIES:
Distributions payable to shareholders                                           90,673
Payable for fund shares redeemed                                                 5,745
Other accrued expenses and liabilities                                          20,352
                                                                          ------------
   Total liabilities                                                           116,770
                                                                          ------------

NET ASSETS                                                                $ 15,770,351
                                                                          ============

NET ASSETS CONSIST OF:
Paid-in capital                                                           $ 18,954,946
Distributions in excess of net realized gain on investment transactions       (197,017)
Net unrealized depreciation on investments                                  (2,987,578)
                                                                          ------------
   Net assets                                                             $ 15,770,351
                                                                          ============

FUND SHARES OUTSTANDING
(unlimited number of shares authorized, no par value)                        1,754,216
                                                                          ============

NET ASSET VALUE, OFFERING PRICE AND
   REDEMPTION PRICE PER SHARE                                             $       8.99
                                                                          ============


--------------------------------------------------------------------------------

                 See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                          GATEWAY SMALL CAP INDEX FUND
         STATEMENT OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 2000
--------------------------------------------------------------------------------

INVESTMENT INCOME:
Dividends                                                           $   185,870
Interest                                                                 18,812
                                                                    -----------
   Total investment income                                              204,682
                                                                    -----------

EXPENSES:
Investment advisory and management fees                                 163,638
Transfer agent and accounting fees                                       84,104
Custodian fees                                                           19,667
Reports to shareholders                                                  18,627
Registration fees                                                        13,235
Professional fees                                                        12,145
Trustees' fees                                                            8,759
Insurance expense                                                         2,379
Other expenses                                                            3,066
                                                                    -----------
   Total expenses                                                       325,620
Fees waived                                                             (52,889)
                                                                    -----------
   Net expenses                                                         272,731
                                                                    -----------

NET INVESTMENT LOSS                                                     (68,049)
                                                                    -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain on investment transactions                          4,425,844
Net change in unrealized appreciation/depreciation on investments    (5,876,484)
                                                                    -----------
   Net realized and unrealized loss on investments                   (1,450,640)
                                                                    -----------

NET DECREASE IN NET ASSETS FROM OPERATIONS                          $(1,518,689)
                                                                    ===========


                 See accompanying notes to financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                          GATEWAY SMALL CAP INDEX FUND
                       STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------



                                                                      Year Ended December 31,
                                                                    ----------------------------
                                                                        2000            1999
                                                                    ------------    ------------
FROM OPERATIONS:
Net investment loss                                                 $    (68,049)   $    (61,551)
Net realized gain on investment transactions                           4,425,844       1,521,971
Net change in unrealized appreciation/depreciation on investments     (5,876,484)      2,372,500
                                                                    ------------    ------------
   Net increase (decrease) in net assets from operations              (1,518,689)      3,832,920
                                                                    ------------    ------------

DISTRIBUTIONS TO SHAREHOLDERS:
From net realized gain on investment transactions                     (4,425,844)     (1,485,231)
In excess of net realized gain on investment transactions                (48,792)           --
                                                                    ------------    ------------
   Decrease in net assets from distributions to shareholders          (4,474,636)     (1,485,231)
                                                                    ------------    ------------

FROM FUND SHARE TRANSACTIONS:
Proceeds from shares sold                                              9,390,436      13,401,113
Net asset value of shares issued in reinvestment of
   distributions to shareholders                                       4,383,869       1,418,124
Payments for shares redeemed                                         (10,057,758)    (13,247,375)
                                                                    ------------    ------------
   Net increase in net assets from fund shares transactions            3,716,547       1,571,862
                                                                    ------------    ------------

NET INCREASE (DECREASE) IN NET ASSETS                                 (2,276,778)      3,919,551

NET ASSETS:
Beginning of year                                                     18,047,129      14,127,578
                                                                    ------------    ------------
End of year                                                         $ 15,770,351    $ 18,047,129
                                                                    ============    ============

FUND SHARE TRANSACTIONS:
Shares sold                                                              674,068       1,048,860
Shares issued in reinvestment of distributions to shareholders           487,639         105,124
Shares redeemed                                                         (728,548)     (1,057,918)
                                                                    ------------    ------------
   Net increase in fund shares outstanding                               433,159          96,066
Shares outstanding, beginning of year                                  1,321,057       1,224,991
                                                                    ------------    ------------
Shares outstanding, end of year                                        1,754,216       1,321,057
                                                                    ============    ============

                 See accompanying notes to financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                          GATEWAY SMALL CAP INDEX FUND
  FINANCIAL HIGHLIGHTS - PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH
                                      YEAR
--------------------------------------------------------------------------------



                                                                       Year Ended December 31,
                                                ----------------------------------------------------------------------
                                                    2000           1999           1998           1997           1996
                                                ----------     ----------     ----------     ----------     ----------

BEGINNING NET ASSET VALUE                       $    13.66     $    11.53     $    13.48     $    12.06     $    11.05
                                                ----------     ----------     ----------     ----------     ----------

INVESTMENT OPERATIONS:

Net investment income (loss)                         (0.04)         (0.05)         (0.05)         (0.02)          0.01
Net gain (loss) on investments                       (1.10)          3.39          (0.41)          2.51           1.87
                                                ----------     ----------     ----------     ----------     ----------
   Total from investment operations                  (1.14)          3.34          (0.46)          2.49           1.88
                                                ----------     ----------     ----------     ----------     ----------

DISTRIBUTIONS:
Dividends from net investment income                  --             --             --             --            (0.01)
Distributions from net realized gain                 (3.49)         (1.21)         (1.45)         (1.07)         (0.86)
Distributions in excess of net realized gain         (0.04)          --            (0.04)          --             --
                                                ----------     ----------     ----------     ----------     ----------
   Total distributions                               (3.53)         (1.21)         (1.49)         (1.07)         (0.87)
                                                ----------     ----------     ----------     ----------     ----------

ENDING NET ASSET VALUE                          $     8.99     $    13.66     $    11.53     $    13.48     $    12.06
                                                ==========     ==========     ==========     ==========     ==========

TOTAL RETURN                                         (8.34%)        29.13%         (3.40%)        20.64%         17.04%

ENDING NET ASSETS (000's)                       $   15,770     $   18,047     $   14,128     $   15,811     $   10,921

AVERAGE NET ASSETS RATIOS:

Net expenses                                          1.50%          1.47%          1.50%          1.50%          1.50%
Net investment income (loss)                         (0.37%)        (0.43%)        (0.42%)        (0.19%)         0.03%

PORTFOLIO TURNOVER RATE                                 70%            64%            30%            32%            20%




                 See accompanying notes to financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                          GATEWAY SMALL CAP INDEX FUND
                NOTES TO FINANCIAL STATEMENTS - DECEMBER 31, 2000
--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES

The Gateway Trust (the Trust) is a family of three diversified mutual funds. The financial statements of the Gateway Small Cap Index Fund (the Fund) are included in this report. The primary investment objective of the Fund is long-term growth of capital. The Fund attempts to achieve its investment objective primarily by investing in the 250 stocks included in the Wilshire Small Cap Index and, at times, by purchasing put or call options on an index. The financial statements of the Gateway Fund and the Cincinnati Fund(R) are included in separate reports. The Trust is registered under the Investment Company Act of 1940.

The following is a summary of the Fund's significant accounting policies:

INVESTMENTS VALUATION -- The Fund normally values common stocks at the last reported sales price as of the close of the regular session of trading on the New York Stock Exchange (normally 4:00 P.M., Eastern time) or, if not traded on a particular day, at the average of the closing bid and asked quotations. The Fund values option contracts at the average of the closing bid and asked quotations. Securities for which market quotations are not readily available and securities in which trading has been suspended during the day are valued at fair value as determined in good faith under procedures adopted by the Board of Trustees. Prior to May 1, 2000, the Fund normally valued common stocks at the average of the closing bid and asked quotations.

SHARE VALUATION -- The net asset value per share of the Fund is calculated daily by dividing the total value of the Fund's assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share is equal to the net asset value per share.

INVESTMENT TRANSACTIONS, INVESTMENT INCOME AND EXPENSES -- Investment transactions are recorded on the trade date. Capital gains and losses are calculated on an identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is accrued daily. Expenses that cannot be directly associated with a specific Trust fund are allocated under policies approved by the Board of Trustees.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income and net realized capital gains, if any, are recorded on the ex-dividend date and are declared and paid to shareholders annually.

FEDERAL INCOME TAXES -- The Fund intends to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and distribute substantially all of its taxable income to shareholders. Based on this policy, the Fund makes no provision for income taxes.

At December 31, 2000, the cost of common stock for federal income tax purposes was $18,641,642; gross unrealized appreciation totaled $3,011,425 and gross unrealized depreciation totaled $6,269,065. The difference between the federal income tax cost of common stock and the acquisition cost is due to certain timing differences in the recognition of capital losses under income tax regulations and generally accepted accounting principles.

On December 29, 2000, the Fund declared and paid a short-term capital gain distribution of $1,518,028 or $1.1980 per share and a long-term capital gain distribution of $2,956,608 or $2.3333 per share. As required by federal income tax regulations, shareholders received notification of their portion of the Fund's taxable gain distributions early in 2001.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                          GATEWAY SMALL CAP INDEX FUND
                NOTES TO FINANCIAL STATEMENTS - DECEMBER 31, 2000
--------------------------------------------------------------------------------

REPURCHASE AGREEMENTS -- The Fund requires the custodian to hold sufficient collateral to secure repurchase agreements. To reduce the chance of loss in its repurchase transactions, the Fund enters into repurchase agreements only with banks that have more than $1 billion in assets and are creditworthy in the judgment of Gateway Investment Advisers, L.P. (the Adviser).

ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

2. TRANSACTIONS WITH AFFILIATES

The Fund pays the Adviser an investment advisory and management fee computed at an annual rate of 0.90% of the first $50 million of the Fund's average daily net assets, 0.70% of the next $50 million and 0.60% of all such assets over $100 million.

The Adviser provides shareholder, transfer, dividend disbursing, accounting and administrative services to the Fund. The Fund compensates the Adviser for these services at a fixed rate of $4,000 per month, plus the greater of $2,500 per month or an annual rate of 0.20% of the Fund's average daily net assets.

If total expenses for any fiscal year (excluding taxes, interest, brokerage commissions and expenses of an extraordinary nature) exceed 2.00% of the Fund's average daily net assets, the advisory contract requires the Adviser to waive some or all of its fee as necessary to limit the Fund's expenses to this level. For 2000, the Adviser further committed to waive some or all of its fee if the Fund's expense ratio exceeded 1.50%. Any waiver, however, cannot exceed the aggregate advisory fee paid by the Fund for the applicable year. Accordingly, for the year ended December 31, 2000, the Adviser waived investment advisory and management fees of $52,889.

At December 31, 2000, the Adviser held 37% of the Fund's shares outstanding in a fiduciary capacity.

3. INVESTMENT TRANSACTIONS

For the year ended December 31, 2000, cost of purchases of investment securities (excluding short-term investments) totaled $12,351,330 and proceeds from sales totaled $13,248,376.

The Fund may buy put or call options on stock indexes. The purchase of options involves the risk of loss of all or part of the cash paid for the options. The value of purchased puts increases to offset declines and decreases to offset rises in portfolio value. The value of purchased calls increases as the value of the underlying index increases. No put or call options on stock indexes were bought by the Fund during the year ended December 31, 2000.

4. BANK LINE OF CREDIT

The Fund has an uncommitted $1,000,000 bank line of credit to be used as a temporary liquidity source for meeting redemption requests. Borrowings under this arrangement, which expires October 31, 2001, bear interest at the bank's prime rate minus 0.50%. There are no fees associated with maintaining this facility. For the year ended December 31, 2000, there were no borrowings on this line of credit.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                          GATEWAY SMALL CAP INDEX FUND
                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
--------------------------------------------------------------------------------

To the Shareholders and Board of Trustees of the Gateway Small Cap Index Fund of The Gateway Trust:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Gateway Small Cap Index Fund (one of the funds constituting THE GATEWAY TRUST (the Trust)) as of December 31, 2000, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2000, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Gateway Small Cap Index Fund of The Gateway Trust as of December 31, 2000, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States.

Arthur Andersen LLP

Cincinnati, Ohio
January 19, 2001

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                THE GATEWAY TRUST
--------------------------------------------------------------------------------


                               INVESTMENT ADVISER:
                        Gateway Investment Advisers, L.P.

                             SHAREHOLDER SERVICING:
                        Gateway Investment Advisers, L.P.

                                    AUDITORS:
                               Arthur Andersen LLP
                                 Cincinnati, OH

                                   CUSTODIAN:
                               Firstar Bank, N.A.
                                 Cincinnati, OH

                                    TRUSTEES:
                                James M. Anderson
                               Stefen F. Brueckner
                               Kenneth A. Drucker
                                Beverly J. Fertig
                                 R. S. Harrison
                                J. Patrick Rogers
                                 Walter G. Sall
                              William H. Schneebeck
                                 James E. Schwab

--------------------------------------------------------------------------------

                                 AFFORDABILITY
                                 -------------
                       $1,000 Minimum Initial Investment
                      $500 Minimum Initial IRA Investment
                       $100 Minimum Additional Investment
                           No Annual Account Charges
                              No-Fee IRA Accounts

                                  CONVENIENCE
                                  -----------
                 Free Telephone Exchanges Between Gateway Funds
                          Automatic Investment Program
                         Systematic Withdrawal Program
                             Telephone Redemptions

                                  FLEXIBILITY
                                  -----------
                   Available for numerous investment options:
                                  Individuals
                                      IRAs
                                     Trusts
                                 Pension Plans
                                Gifts to Minors


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